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                       EATON VANCE ARIZONA MUNICIPALS FUND
                      EATON VANCE COLORADO MUNICIPALS FUND
                     EATON VANCE CONNECTICUT MUNICIPALS FUND
                      EATON VANCE MICHIGAN MUNICIPALS FUND
                      EATON VANCE MINNESOTA MUNICIPALS FUND
                     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND


                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                December 1, 2003
                            as revised March 1, 2004


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS

Fund Summaries................................................................3

  Arizona Fund................................................................4

  Colorado Fund...............................................................5

  Connecticut Fund............................................................6

  Michigan Fund...............................................................7

  Minnesota Fund..............................................................8

  New Jersey Fund.............................................................9

  Pennsylvania Fund..........................................................10

  Fund Fees and Expenses.....................................................11

Investment Objectives & Principal Policies and Risks.........................13

Management and Organization..................................................14

Valuing Shares...............................................................16

Purchasing Shares............................................................16

Sales Charges................................................................17

Redeeming Shares.............................................................19

Shareholder Account Features.................................................19

Tax Information..............................................................21

Financial Highlights.........................................................24

  Arizona Fund...............................................................24

  Colorado Fund..............................................................25

  Connecticut Fund...........................................................26

  Michigan Fund..............................................................27

  Minnesota Fund.............................................................28

  New Jersey Fund............................................................29

  Pennsylvania Fund..........................................................30

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

PRINCIPAL RISK FACTORS

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       EATON VANCE ARIZONA MUNICIPALS FUND

The Arizona Fund's investment objective is to provide current income exempt from regular federal income tax and Arizona state personal income taxes. The Fund currently invests its assets in Arizona Municipals Portfolio (the "Arizona Portfolio"). Arizona does not issue general obligation bonds. Obligations issued for a particular project are rated based on the specific project's creditworthiness.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Arizona Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

14.99%  -9.68%  19.56%  2.40%   8.94%   5.28%   -6.70%  12.15%  0.10%   8.79%
------  ------  ------  -----   -----   -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 9.11% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.81% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.88%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.28%) for Class A shares were 3.83% and 6.21%, respectively, and for Class B shares were 3.26% and 5.28%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                             One       Five       Ten
Average Annual Total Return as of December 31, 2002                                          Year     Years      Years
--------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 4.45%     3.46%      5.11%
Class B Return Before Taxes                                                                 3.79%     3.37%      5.21%
Class B Return After Taxes on Distributions                                                 3.78%     3.34%      5.10%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  4.02%     3.52%      5.06%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 13, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE COLORADO MUNICIPALS FUND

The Colorado Fund's investment objective is to provide current income exempt from regular federal income tax and Colorado state personal income taxes. The Fund currently invests its assets in Colorado Municipals Portfolio (the "Colorado Portfolio"). There currently are no Colorado general obligations outstanding. Obligations issued for a particular project are rated based on the specific project's creditworthiness.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Colorado Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

13.07%  -9.52%  18.61%  2.50%   10.54%  4.14%   -6.08%  11.71%  3.28%   7.60%
------  ------  ------  -----   ------  -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 8.61% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.95% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.56%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.01%) for Class A shares were 4.24% and 6.83%, respectively, and for Class B shares were 3.67% and 5.92%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                3.20%     3.71%      5.27%
Class B Return Before Taxes                                                                2.60%     3.62%      5.26%
Class B Return After Taxes on Distributions                                                2.59%     3.62%      5.25%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 3.30%     3.77%      5.18%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 10, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE CONNECTICUT MUNICIPALS FUND

The Connecticut Fund's investment objective is to provide current income exempt from regular federal income tax and Connecticut state personal income taxes. The Fund currently invests its assets in Connecticut Municipals Portfolio (the "Connecticut Portfolio"). Connecticut general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Connecticut Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

12.40%  -10.36% 17.79%  2.78%   8.49%   4.94%   -4.52%  11.28%  4.45%   6.80%
------  ------- ------  -----   -----   -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 8.21% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.12% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.58%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 3.70% and 6.00%, respectively, and for Class B shares were 3.12% and 5.05%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                2.55%     4.28%      5.33%
Class B Return Before Taxes                                                                1.80%     4.12%      5.11%
Class B Return After Taxes on Distributions                                                1.80%     4.11%      5.09%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 2.72%     4.11%      5.00%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 19, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MICHIGAN MUNICIPALS FUND

The Michigan Fund's investment objective is to provide current income exempt from regular federal income tax and Michigan state and city income and single business taxes. The Fund currently invests its assets in Michigan Municipals Portfolio (the "Michigan Portfolio"). Michigan general obligations currently are rated Aaa, AAA and AA+ by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Michigan Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

12.06%  -8.54%  17.95%  2.34%   8.39%   4.45%   -7.07%  13.81%  2.77%   7.88%
------  ------  ------  -----   -----   -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 7.94% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.33% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.49%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 37.60%) for Class A shares were 3.97% and 6.36%, respectively, and for Class B shares were 3.40% and 5.45%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                3.49%     3.91%      4.95%
Class B Return Before Taxes                                                                2.88%     3.80%      5.09%
Class B Return After Taxes on Distributions                                                2.85%     3.74%      5.04%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 3.42%     3.84%      4.97%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      EATON VANCE MINNESOTA MUNICIPALS FUND

The Minnesota Fund's investment objective is to provide current income exempt from regular federal income tax and regular Minnesota state personal income taxes. The Fund currently invests its assets in Minnesota Municipals Portfolio (the "Minnesota Portfolio"). The Minnesota Fund will invest its assets so that at least 95% of the exempt-interest dividends that it pays are derived from Minnesota municipal obligations. Minnesota general obligations currently are rated Aa1, AAA and AAA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Minnesota Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

11.60%  -9.01%  16.88%  1.62%   8.82%   5.40%   -6.80%  10.90%  2.87%   5.65%
------  ------  ------  -----   -----   -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 7.93% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.99% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.21%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.10%) for Class A shares were 4.21% and 7.03%, respectively, and for Class B shares were 3.66% and 6.10%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                1.36%     3.22%      4.68%
Class B Return Before Taxes                                                                0.65%     3.10%      4.51%
Class B Return After Taxes on Distributions                                                0.65%     3.08%      4.49%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 2.19%     3.33%      4.54%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 9, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     EATON VANCE NEW JERSEY MUNICIPALS FUND

The New Jersey Fund's investment objective is to provide current income exempt from regular federal income tax and New Jersey state personal income taxes. The Fund currently invests its assets in New Jersey Municipals Portfolio (the "New Jersey Portfolio"). New Jersey general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the New Jersey Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

12.61%  -8.20%  15.86%  2.78%   9.41%   4.85%   -6.65%  12.25%  3.58%   8.20%
------  ------  ------  -----   -----   -----   ------  ------  -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 6.90% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.31% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 2.29%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.14%) for Class A shares were 4.70% and 7.72%, respectively, and for Class B shares were 4.16% and 6.83%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                3.85%     4.01%      5.48%
Class B Return Before Taxes                                                                3.20%     3.92%      5.19%
Class B Return After Taxes on Distributions                                                3.19%     3.91%      5.17%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 3.74%     4.01%      5.12%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 13, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND

The Pennsylvania Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes. The Fund currently invests its assets in Pennsylvania Municipals Portfolio (the "Pennsylvania Portfolio"). Pennsylvania general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.

PERFORMANCE INFORMATION. The following bar chart and table provide information about the Pennsylvania Fund's performance for each calendar year through December 31, 2002. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

12.47%  -9.64%  17.25%  3.33%   8.86%   2.16%   -5.10%  9.77%   4.70%   6.15%
------  ------  ------  -----   -----   -----   ------  -----   -----   -----
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002

During the ten years ended December 31, 2002, the highest quarterly total return for Class B was 7.77% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.21% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2002 to September 30, 2003) was 3.45%. For the 30 days ended July 31, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 36.82%) for Class A shares were 4.74% and 7.50%, respectively, and for Class B shares were 4.20% and 6.65%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2002                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                1.91%     3.21%      4.96%
Class B Return Before Taxes                                                                1.15%     3.08%      4.71%
Class B Return After Taxes on Distributions                                                1.14%     3.08%      4.69%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 2.60%     3.38%      4.76%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   9.60%     6.06%      6.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to June 1, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

FUND FEES AND EXPENSES. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)
                                                                Class A  Class B
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)   4.75%   None
Maximum Deferred Sales Charge (Load) (as a percentage of
  the lower of net asset value at time of purchase or time
  of redemption)                                                  None    5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions   None    None
Exchange Fee                                                      None    None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                        Management      Distribution and         Other        Total Annual Fund
                                          Fees        Service (12b-1) Fees     Expenses*    Operating Expenses
-----------------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares       0.34%               n/a               0.42%              0.76%
                     Class B shares       0.34%              0.95%              0.22%              1.51%
-----------------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares       0.23%               n/a               0.50%              0.73%
                     Class B shares       0.23%              0.95%              0.30%              1.48%
-----------------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares       0.40%               n/a               0.37%              0.77%
                     Class B shares       0.40%              0.95%              0.17%              1.52%
-----------------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares       0.35%               n/a               0.44%              0.79%
                     Class B shares       0.35%              0.95%              0.24%              1.54%
-----------------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares       0.29%               n/a               0.49%              0.78%
                     Class B shares       0.29%              0.95%              0.29%              1.53%
-----------------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares       0.44%               n/a               0.38%              0.82%
                     Class B shares       0.44%              0.95%              0.18%              1.57%
-----------------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares       0.44%               n/a               0.39%              0.83%
                     Class B shares       0.44%              0.95%              0.19%              1.58%

* Other Expenses for Class A includes a 0.20% service fee paid pursuant to a Service Plan.

EXAMPLE. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year         3 Years         5 Years          10 Years
-------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares        $549            $706           $  877           $1,372
                     Class B shares*       $654            $877           $1,024           $1,599
-------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares        $546            $697           $  862           $1,338
                     Class B shares*       $651            $868           $1,008           $1,565
-------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares        $550            $709           $  883           $1,384
                     Class B shares*       $655            $880           $1,029           $1,610
-------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares        $552            $715           $  893           $1,406
                     Class B shares*       $657            $886           $1,039           $1,632
-------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares        $551            $712           $  888           $1,395
                     Class B shares*       $656            $883           $1,034           $1,621
-------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares        $555            $724           $  908           $1,440
                     Class B shares*       $660            $896           $1,055           $1,666
-------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares        $556            $727           $  914           $1,452
                     Class B shares*       $661            $899           $1,060           $1,677

You would pay the following expenses if you did not redeem your shares:

                                           1 Year         3 Years         5 Years         10 Years
-------------------------------------------------------------------------------------------------------
Arizona Fund         Class A shares        $549            $706            $877            $1,372
                     Class B shares*       $154            $477            $824            $1,599
-------------------------------------------------------------------------------------------------------
Colorado Fund        Class A shares        $546            $697            $862            $1,338
                     Class B shares*       $151            $468            $808            $1,565
-------------------------------------------------------------------------------------------------------
Connecticut Fund     Class A shares        $550            $709            $883            $1,384
                     Class B shares*       $155            $480            $829            $1,610
-------------------------------------------------------------------------------------------------------
Michigan Fund        Class A shares        $552            $715            $893            $1,406
                     Class B shares*       $157            $486            $839            $1,632
-------------------------------------------------------------------------------------------------------
Minnesota Fund       Class A shares        $551            $712            $888            $1,395
                     Class B shares*       $156            $483            $834            $1,621
-------------------------------------------------------------------------------------------------------
New Jersey Fund      Class A shares        $555            $724            $908            $1,440
                     Class B shares*       $160            $496            $855            $1,666
-------------------------------------------------------------------------------------------------------
Pennsylvania Fund    Class A shares        $556            $727            $914            $1,452
                     Class B shares*       $161            $499            $860            $1,677

* Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days prior notice of any material change in a Fund's investment objective. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. THE FUNDS MAY NOT BE SUITABLE FOR INVESTORS SUBJECT TO THE AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Portfolio's holdings may vary depending on anticipated market conditions. In an environment of rising interest rates or market volatility, the Portfolio may invest in securities with shorter maturities.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

MANAGEMENT. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                                   Annual             Daily
  Category        Daily Net Assets                               Asset Rate        Income Rate
------------------------------------------------------------------------------------------------
      1           up to $20 million                                0.100%            1.00%
      2           $20 million but less than $40 million            0.200%            2.00%
      3           $40 million but less than $500 million           0.300%            3.00%
      4           $500 million but less than $1 billion            0.275%            2.75%
      5           $1 billion but less than $1.5 billion            0.250%            2.50%
      6           $1.5 billion but less than $2 billion            0.225%            2.25%
      7           $2 billion but less than $3 billion              0.200%            2.00%
      8           $3 billion and over                              0.175%            1.75%

For the fiscal year ended July 31, 2003, each Portfolio paid the advisory fees stated below.

                           Net Assets on        Advisory Fee as a Percentage
   Portfolio               July 31, 2003         of Average Daily Net Assets
-------------------------------------------------------------------------------
   Arizona                  $ 68,771,242                0.34%
   Colorado                 $ 37,049,164                0.23%
   Connecticut              $148,367,489                0.40%
   Michigan                 $ 71,106,506                0.35%
   Minnesota                $ 50,416,138                0.29%
   New Jersey               $260,985,617                0.44%
   Pennsylvania             $221,998,869                0.44%

William H. Ahern is the portfolio manager of the Colorado Portfolio (since June 1, 1997), the Connecticut Portfolio (since November 24, 1997) and the Michigan Portfolio (since January 17, 2000). Cynthia J. Clemson is the portfolio manager of the Arizona Portfolio (since January 1, 1994) and the Pennsylvania Portfolio (since January 17, 2000). Robert B. MacIntosh is the portfolio manager of the New Jersey Portfolio (since it commenced operations) and the Minnesota Portfolio (since November 1, 1996). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

ORGANIZATION. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

HOW TO PURCHASE SHARES. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

CHOOSING A SHARE CLASS. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

   . how long you expect to own your shares;
   . how much you intend to invest;
   . the sales charge and total operating  expenses  associated with owning each class; and
   . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     CLASS A SHARES are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B shares because Class A has lower annual expenses than that class.

     CLASS B SHARES are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charges" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

SALES CHARGES

FRONT-END SALES CHARGE. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                              Sales Charge               Sales Charge           Dealer Commission
                                            as Percentage of         as Percentage of Net       as Percentage of
Amount of Purchase                           Offering Price             Amount Invested           Offering Price
----------------------------------------------------------------------------------------------------------------------
Less than $25,000                               4.75%                      4.99%                     4.50%
$25,000 but less than $100,000                  4.50%                      4.71%                     4.25%
$100,000 but less than $250,000                 3.75%                      3.90%                     3.50%
$250,000 but less than $500,000                 3.00%                      3.09%                     2.75%
$500,000 but less than $1,000,000               2.00%                      2.04%                     2.00%
$1,000,000 or more                              0.00*                      0.00*                     1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

CONTINGENT DEFERRED SALES CHARGE. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
-------------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B shares is described under "Distribution and Service Fees" below.

CLASS B CONVERSION FEATURE. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

REDUCING OR ELIMINATING SALES CHARGES. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

REDUCING CLASS A SALES CHARGES. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

PURCHASING CLASS A SHARES AT NET ASSET VALUE. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC WAIVERS. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

DISTRIBUTION AND SERVICE FEES. Class B shares have in effect a plan under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B shares (except exchange transactions and reinvestments) in an amount equal to 4% of the purchase price of the shares.

Both Classes pay service fees for personal and/or account services equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

By Telephone   You can redeem up to $100,000 by  calling the  transfer  agent at
               1-800-262-1122  on Monday through Friday,  9:00 a.m. to 4:00 p.m.
               (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

Through an     Your investment  dealer is responsible for transmitting the order
Investment     promptly. An investment dealer may charge a fee for this service.
Dealer

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

DISTRIBUTIONS. You may have your Fund distributions paid in one of the following ways:

..Full Reinvest      Dividends  and capital  gains are  reinvested  in additional
 Option shares. This option will be assigned if you do not specify an option.

..Partial Reinvest   Dividends are paid in cash and capital gains are  reinvested
 Option             in additional shares.

..Cash Option        Dividends and capital gains are paid in cash.

..Exchange Option    Dividends  and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the
                    other  fund  and  consider  its   objectives   and  policies
                    carefully.

INFORMATION FROM THE FUND. From time to time, you may be mailed the following:

..Annual and Semiannual Reports, containing performance information and financial statements.

..Periodic account statements, showing recent activity and total share balance.

..Form 1099 and tax information needed to prepare your income tax returns.

..Proxy materials, in the event a shareholder vote is required.

..Special notices about significant events affecting your Fund.

WITHDRAWAL PLAN. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

EXCHANGE PRIVILEGE. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

REINVESTMENT PRIVILEGE. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

TELEPHONE AND ELECTRONIC TRANSACTIONS. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"STREET NAME" ACCOUNTS. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

PROCEDURES FOR OPENING NEW ACCOUNTS. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

ACCOUNT QUESTIONS. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

ARIZONA. Based upon the advice of special tax counsel, the management of the Arizona Fund believes that assuming that the Fund qualifies as a regulated investment company for federal income taxes under Subchapter M of the Internal Revenue Code (the "Code") and that amounts so designated by the Fund to its shareholders qualify as "exempt-interest dividends" under Section 852(b)(5) of the Code, under Arizona law, dividends paid by the Fund will be exempt from Arizona income tax imposed on individuals, corporations and estates and trusts that are subject to Arizona taxation to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on Arizona obligations. In addition, dividends paid by the Fund will be exempt from Arizona income tax imposed on such persons, though included in gross income for federal income tax purposes, to the extent such dividends are derived from interest payments on direct obligations of the United States. Other distributions from the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from Arizona income tax. Interest or indebtedness and other related expenses which are incurred or continued by a shareholder to purchase or carry shares of the Fund generally will not be deductible for Arizona income tax purposes.

COLORADO. In the opinion of special tax counsel to the Colorado Fund, provided that the Fund qualifies as a regulated investment company under the Code and the Portfolio is treated as a partnership for federal income tax purposes, individuals, trusts, estates, and corporations who are holders of the Fund and who are subject to the Colorado income tax will not be subject to Colorado tax on Fund dividends to the extent that: (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest received by the Fund on obligations of Colorado or any of its political subdivisions issued on or after May 1, 1980 or (b) such dividends are attributable to interest on obligations of the United States or its possessions to the extent included in federal taxable income. To the extent that Fund distributions are attributable to sources not described in the preceding sentence, such as long or short-term capital gains, such distributions will not be exempt from Colorado state income tax. There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

CONNECTICUT.  In the  opinion of special tax  counsel to the  Connecticut  Fund, shareholders of the Connecticut Fund will not be subject to the Connecticut personal income tax, which is imposed on the Connecticut taxable income of individuals, trusts, and, estates, in the case of distributions received from the Connecticut Fund to the extent that such distributions qualify as exempt-interest dividends for federal income tax purposes and are derived from interest on obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under Connecticut law ("Connecticut Obligations"), or on obligations the interest on which Connecticut is prohibited from taxing by federal law, e.g., tax-exempt obligations that are issued by the governments of Puerto Rico, the U.S. Virgin Islands or Guam.

Other distributions from the Connecticut Fund, including dividends attributable to interest on obligations of issuers in other states and all long-term and short-term capital gains, will not be exempt from the Connecticut personal income tax, except that, in the case of shareholders holding shares of the Connecticut Fund as capital assets, distributions qualifying as capital gain dividends for federal income tax purposes will not be subject to such tax to the extent they are derived from Connecticut Obligations. Distributions from the Connecticut Fund that constitute items of tax preference for purposes of the federal alternative minimum tax will not be subject to the net Connecticut minimum tax, which is applicable to taxpayers subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax, to the extent such distributions qualify as exempt-interest dividends derived from Connecticut Obligations or from obligations the interest on which Connecticut is prohibited from taxing by federal law, but other such distributions from the Connecticut Fund could cause or increase liability for the net Connecticut minimum tax.

Distributions from investment income and capital gains, including exempt-interest dividends derived from interest that is exempt from federal income tax, will be subject to the Connecticut Corporation Business Tax if received by a corporation or other entity subject to such tax, but a portion of such distributions not qualifying as exempt-interest dividends or capital gain dividends for federal income tax purposes might qualify for the dividends-received deduction provided under that Connecticut tax.

MICHIGAN. The Michigan Fund has received an opinion from special tax counsel to the Michigan Fund, to the effect that shareholders of the Michigan Fund who are subject to the Michigan state income tax, municipal income tax or single business tax will not be subject to such taxes on their Michigan Fund dividends to the extent that such distributions are exempt-interest dividends for federal income tax purposes and are attributable to interest on obligations held by the Michigan Portfolio and allocated to the Michigan Fund which is exempt from regular federal income tax and is exempt from Michigan State and city income taxes and Michigan single business tax ("Michigan tax-exempt obligations"). Other distributions with respect to shares of the Michigan Fund including, but not limited to, long or short-term capital gains, will be subject to the Michigan income tax or single business tax and may be subject to the city income taxes imposed by certain Michigan cities.

MINNESOTA. In the opinion of special tax counsel to the Minnesota Fund, provided that the Fund qualifies as a "regulated investment company" under the Code, and subject to the discussion in the paragraph below, exempt-interest dividends paid by the Fund will be exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts that are subject to Minnesota taxation to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under section 852(b)(5) of the Code which are derived from interest income on tax-exempt obligations of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies or instrumentalities ("Minnesota Sources"); provided, however, such exemption from the regular Minnesota personal income tax is available only if the portion of the exempt-interest dividends from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest dividends that are paid by the Fund. Even if the 95% test is met, to the extent that exempt-interest dividends paid by the Fund are not derived from Minnesota Sources, they generally will be subject to the regular Minnesota personal income tax. Other distributions of the Fund, including distributions derived from net short-term and long-term capital gains, are generally not exempt from the regular Minnesota personal income tax imposed on individuals, estates and trusts.

Pursuant to Minnesota legislation enacted in 1995, exempt-interest dividends that are derived from interest income on obligations of the Minnesota Sources described above may become subject to tax in the case of individuals, estates, and trusts if the exemption of such income were judicially determined to discriminate against interstate commerce.

Minnesota imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income. Accordingly, exempt-interest dividends that constitute tax preference items for purposes of the federal alternative minimum tax, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota alternative minimum tax is computed. In addition, the entire portion of exempt-interest dividends that is derived from sources other than the Minnesota Sources described above generally will be subject to the Minnesota alternative minimum tax imposed on such individuals, estates and trusts. Furthermore, should the 95% test that is described above fail to be met, all of the exempt-interest dividends that are paid by the Fund, including all of those derived from the Minnesota Sources described above, generally will be subject to the Minnesota alternative minimum tax imposed on such shareholders.

Distributions from the Fund will be included in taxable income and in alternative minimum taxable income, for purposes of determining the Minnesota franchise tax imposed on corporations subject to Minnesota taxation. Such distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

Subject to certain limitations that are set forth in the Minnesota rules, dividends, if any, that are paid by the Fund and that are derived from interest on certain United States obligations are not subject to the regular Minnesota personal income tax or the Minnesota alternative minimum tax, in the case of shareholders of the Fund who are individuals, estates, or trusts.

Interest on indebtedness which is incurred or continued by an individual, a trust or an estate to purchase or carry shares of the Fund generally will not be deductible for regular Minnesota personal income tax purposes or Minnesota alternative minimum tax purposes.

NEW JERSEY. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund" under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. The Fund has obtained an opinion of special tax counsel to the New Jersey Fund that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

PENNSYLVANIA. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Pennsylvania Fund, provided such distributions are derived from interest on Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax. Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Fund reports to its investors the percentage of Exempt Obligations held by the Pennsylvania Portfolio for the year. The Pennsylvania Fund will report such percentage to its investors.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                           ARIZONA FUND
                             ------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                             ------------------------------------------------------------------------------------------------------
                                    2003(1)            2002(1)(2)            2001(1)             2000(1)             1999(1)
                             ------------------------------------------------------------------------------------------------------
                              CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year           $ 9.730    $10.830    $ 9.680   $10.770   $ 9.480   $10.540   $ 9.850   $10.950   $10.200    $11.340
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Income (loss) from
  operations
 Net investment income       $ 0.482    $ 0.456    $ 0.485   $ 0.461   $ 0.529   $ 0.494   $ 0.495   $ 0.476   $ 0.504    $ 0.472
 Net realized and
  unrealized gain (loss)      (0.182)    (0.211)     0.045     0.054     0.163     0.203    (0.363)   (0.409)   (0.348)    (0.381)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Total income from
  operations                 $ 0.300    $ 0.245    $ 0.530   $ 0.515   $ 0.692   $ 0.697   $ 0.132   $ 0.067   $ 0.156    $ 0.091
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Less distributions
 From net investment income  $(0.480)   $(0.455)   $(0.480)  $(0.455)  $(0.492)  $(0.467)  $(0.502)  $(0.477)  $(0.506)   $(0.481)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Total distributions         $(0.480)   $(0.455)   $(0.480)  $(0.455)  $(0.492)  $(0.467)  $(0.502)  $(0.477)  $(0.506)   $(0.481)
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Net asset value -
 End of year                 $ 9.550    $10.620    $ 9.730   $10.830   $ 9.680   $10.770   $ 9.480   $10.540   $ 9.850    $10.950
                             -------    -------    -------   -------   -------   -------   -------   -------   -------    -------
 Total return(3)                3.06%      2.22%      5.67%     4.92%     7.46%     6.73%     1.56%     0.81%     1.48%      0.74%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)            $ 9,174    $59,399    $ 7,342   $63,117   $ 5,413   $66,376   $ 5,064   $68,378   $ 5,409    $88,682
 Ratios (As a percentage of
  average daily net assets):
   Expenses(4)                  0.76%      1.51%      0.78%     1.53%     0.84%     1.59%     0.89%     1.63%     0.77%      1.56%
   Expenses after custodian
    fee reduction(4)            0.75%      1.50%      0.78%     1.53%     0.82%     1.57%     0.88%     1.62%     0.76%      1.55%
   Net investment income        4.90%      4.17%      5.05%     4.32%     5.50%     4.62%     5.30%     4.58%     4.90%      4.16%
 Portfolio Turnover of the
  Portfolio                        6%         6%        27%       27%       26%       26%       25%       25%       38%        38%

                                                   (See footnotes on last page.)

                                                                        COLORADO FUND
                        ------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED JULY 31,
                        ------------------------------------------------------------------------------------------------------------
                                2003(1)                2002(1)(2)              2001               2000                1999
                        ------------------------------------------------------------------------------------------------------------
                            CLASS A    CLASS B      CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A    CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year         $ 9.680    $10.540     $ 9.680     $10.540   $ 9.160   $ 9.970   $ 9.570   $10.410   $ 9.950    $10.820
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Income (loss) from
  operations
 Net investment income     $ 0.464    $ 0.427     $ 0.481     $ 0.447   $ 0.479   $ 0.444   $ 0.495   $ 0.468   $ 0.507    $ 0.467
 Net realized and
  unrealized gain (loss)    (0.228)    (0.244)     (0.001)(5)   0.001     0.535     0.588    (0.402)   (0.440)   (0.374)    (0.401)
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Total income from
  operations               $ 0.236    $ 0.183     $ 0.480     $ 0.448   $ 1.014   $ 1.032   $ 0.093   $ 0.028   $ 0.133    $ 0.066
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Less distributions
 From net investment
  income                   $(0.476)   $(0.443)    $(0.480)    $(0.448)  $(0.494)  $(0.462)  $(0.503)  $(0.468)  $(0.513)   $(0.476)
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Total distributions       $(0.476)   $(0.443)    $(0.480)    $(0.448)  $(0.494)  $(0.462)  $(0.503)  $(0.468)  $(0.513)   $(0.476)
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Net asset value -
 End of year               $ 9.440    $10.280     $ 9.680     $10.540   $ 9.680   $10.540   $ 9.160   $ 9.970   $ 9.570    $10.410
                           -------    -------     -------     -------   -------   -------   -------   -------   -------    -------
 Total return(3)              2.42%      1.70%       5.13%       4.37%    11.35%    10.58%     1.18%     0.45%     1.27%      0.54%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)          $ 8,709    $28,242     $ 6,379     $30,116   $ 2,726   $27,730   $ 2,026   $28,446   $ 2,021    $35,703
 Ratios (As a percentage
  of average daily net
  assets):
   Expenses(4)                0.73%      1.48%       0.80%       1.55%     0.86%     1.62%     0.78%     1.52%     0.63%      1.46%
   Expenses after custodian
    fee reduction(4)          0.71%      1.46%       0.78%       1.53%     0.82%     1.58%     0.75%     1.49%     0.59%      1.42%
   Net investment income      4.78%      4.04%       5.01%       4.28%     5.06%     4.33%     5.48%     4.75%     5.09%      4.32%
 Portfolio Turnover of the
  Portfolio                     21%        21%         18%         18%       18%       18%       14%       14%       33%        33%

                                                   (See footnotes on last page.)

                                                                          CONNECTICUT FUND
                             -------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED JULY 31,
                             -------------------------------------------------------------------------------------------------------
                                     2003(1)            2002(1)(2)             2001(1)               2000               1999
                             -------------------------------------------------------------------------------------------------------
                              CLASS A    CLASS B    CLASS A    CLASS B   CLASS A    CLASS B   CLASS A   CLASS B    CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year           $10.750    $ 10.700    $10.750   $ 10.700   $10.140   $ 10.090   $10.460   $ 10.400   $10.710 $ 10.640
                             -------    --------    -------   --------   -------   --------   -------   --------   ------- --------
 Income (loss) from
  operations
 Net investment income       $ 0.494    $  0.411    $ 0.508   $  0.429   $ 0.518   $  0.440   $ 0.521   $  0.439   $ 0.539 $  0.440
 Net realized and
  unrealized gain (loss)      (0.195)     (0.194)     0.007      0.004     0.601      0.598    (0.323)    (0.321)   (0.258)  (0.243)
                             -------    --------    -------   --------   -------   --------   -------   --------   ------- --------
 Total income from           $ 0.299    $  0.217    $ 0.515   $  0.433   $ 1.119   $  1.038   $ 0.198   $  0.118   $ 0.281 $  0.197
  operations                 -------    --------    -------   --------   -------   --------   -------   --------   ------- --------

 Less distributions
 From net investment income  $(0.509)   $ (0.427)   $(0.515)  $ (0.433)  $(0.509)  $ (0.428)  $(0.518)  $ (0.428)  $(0.531)$ (0.437)
                             -------    --------    -------   --------   -------   --------   -------   --------   ------- --------
 Total distributions         $(0.509)   $ (0.427)   $(0.515)  $ (0.433)  $(0.509)  $ (0.428)  $(0.518)  $ (0.428)  $(0.531)$ (0.437)
                             -------    --------    -------   --------   -------   --------   -------   --------   ------- --------
 Net asset value -
 End of year                 $10.540    $ 10.490    $10.750   $ 10.700   $10.750   $ 10.700   $10.140   $ 10.090   $10.460 $ 10.400
                             -------    --------    -------   --------   -------   --------   -------   --------   ------- --------
 Total return(3)                2.76%       1.99%      4.92%      4.13%    11.30%     10.48%     2.09%      1.31%     2.60%    1.84%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)            $25,210    $122,822    $22,436   $128,349   $12,752   $126,304   $ 8,851   $123,978   $ 9,222 $149,024
 Ratios (As a percentage of
  average daily net assets):
   Expenses(4)                  0.77%       1.52%      0.82%      1.57%     0.86%      1.60%     0.82%      1.60%     0.75%    1.56%
   Expenses after custodian
    fee reduction(4)            0.77%       1.52%      0.80%      1.55%     0.83%      1.57%     0.80%      1.58%     0.73%    1.54%
   Net investment income        4.55%       3.82%      4.76%      4.03%     4.95%      4.24%     5.23%      4.46%     4.89%    4.11%
 Portfolio Turnover of the
  Portfolio                       19%         19%        22%        22%       14%        14%       20%        20%       18%      18%

                                                   (See footnotes on last page.)

                                                                           MICHIGAN FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------------------
                                       2003(1)             2002(1)(2)          2001(1)              2000(1)            1999(1)
                                ----------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year              $ 9.590    $10.710    $ 9.570   $10.690   $ 9.040   $10.090   $ 9.430   $10.520   $ 9.820  $ 10.950
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Income (loss) from operations
 Net investment income          $ 0.476    $ 0.453    $ 0.486   $ 0.461   $ 0.479   $ 0.457   $ 0.480   $ 0.459   $ 0.471  $  0.440
 Net realized and unrealized
  gain (loss)                    (0.190)    (0.213)     0.010     0.009     0.526     0.592    (0.356)   (0.401)   (0.385)   (0.420)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Total income from operations   $ 0.286    $ 0.240    $ 0.496   $ 0.470   $ 1.005   $ 1.049   $ 0.124   $ 0.058   $ 0.086  $  0.020
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Less distributions
 From net investment income     $(0.476)   $(0.450)   $(0.476)  $(0.450)  $(0.475)  $(0.449)  $(0.471)  $(0.445)  $(0.461) $ (0.435)
 From net realized gain              --         --         --        --        --        --    (0.043)   (0.043)   (0.015)   (0.015)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Total distributions            $(0.476)   $(0.450)   $(0.476)  $(0.450)  $(0.475)  $(0.449)  $(0.514)  $(0.488)  $(0.476) $ (0.450)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Net asset value - End of year  $ 9.400    $10.500    $ 9.590   $10.710   $ 9.570   $10.690   $ 9.040   $10.090   $ 9.430  $ 10.520
                                -------    -------    -------   -------   -------   -------   -------   -------   -------  --------
 Total return(3)                   2.96%      2.19%      5.34%     4.50%    11.37%    10.59%     1.55%     0.75%     0.81%     0.11%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)               $ 4,079    $66,608    $ 3,308   $73,107   $ 2,838   $77,957   $ 2,701   $82,580   $ 1,737  $107,357
 Ratios (As a percentage of
  average daily net assets):
   Expenses(4)                     0.79%      1.54%      0.80%     1.55%     0.86%     1.60%     0.81%     1.60%     0.80%     1.58%
   Expenses after custodian
    fee reduction(4)               0.78%      1.53%      0.80%     1.55%     0.85%     1.59%     0.81%     1.60%     0.79%     1.57%
   Net investment income           4.92%      4.20%      5.11%     4.34%     5.12%     4.38%     5.40%     4.61%     4.81%     4.03%
 Portfolio Turnover of the
  Portfolio                          12%        12%         7%        7%        8%        8%       30%       30%       31%       31%

                                                   (See footnotes on last page.)

                                                                           MINNESOTA FUND
                                ----------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                                ----------------------------------------------------------------------------------------------------
                                       2003(1)            2002(1)(2)             2001                2000               1999(1)
                                ----------------------------------------------------------------------------------------------------
                                 CLASS A    CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year              $ 9.310    $10.030    $ 9.410   $10.130   $ 9.070   $ 9.770   $ 9.460   $10.170   $ 9.820   $10.540
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Income (loss) from operations
 Net investment income          $ 0.449    $ 0.411    $ 0.504   $ 0.470   $ 0.488   $ 0.451   $ 0.491   $ 0.453   $ 0.490   $ 0.446
 Net realized and unrealized
  gain (loss)                    (0.185)    (0.204)    (0.118)   (0.121)    0.336     0.352    (0.395)   (0.418)   (0.351)   (0.369)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Total income from operations   $ 0.264    $ 0.207    $ 0.386   $ 0.349   $ 0.824   $ 0.803   $ 0.096   $ 0.035   $ 0.139   $ 0.077
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Less distributions
 From net investment income     $(0.484)   $(0.447)   $(0.486)  $(0.449)  $(0.484)  $(0.443)  $(0.486)  $(0.435)  $(0.499)  $(0.447)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Total distributions            $(0.484)   $(0.447)   $(0.486)  $(0.449)  $(0.484)  $(0.443)  $(0.486)  $(0.435)  $(0.499)  $(0.447)
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Net asset value - End of year  $ 9.090    $ 9.790    $ 9.310   $10.030   $ 9.410   $10.130   $ 9.070   $ 9.770   $ 9.460   $10.170
                                -------    -------    -------   -------   -------   -------   -------   -------   -------   -------
 Total return(3)                   2.86%      2.07%      4.22%     3.52%     9.29%     8.36%     1.21%     0.52%     1.34%     0.65%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)               $ 8,956    $41,279    $ 7,370   $44,110   $ 5,364   $43,819   $ 5,079   $43,660   $ 4,822   $55,355
 Ratios (As a percentage of
  average daily net assets):
   Expenses(4)                     0.78%      1.53%      0.77%     1.52%     0.87%     1.62%     0.79%     1.55%     0.73%     1.55%
   Expenses after custodian
    fee reduction(4)               0.76%      1.51%      0.75%     1.50%     0.82%     1.57%     0.77%     1.53%     0.71%     1.53%
   Net investment income           4.83%      4.11%      5.41%     4.68%     5.26%     4.52%     5.48%     4.74%     4.97%     4.21%
 Portfolio Turnover of the
  Portfolio                          15%        15%        26%       26%       17%       17%       12%       12%       19%       19%

                                                   (See footnotes on last page.)

                                                                       NEW JERSEY FUND
                          ----------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED JULY 31,
                          ----------------------------------------------------------------------------------------------------------
                                 2003(1)              2002(1)(2)            2001(1)              2000(1)              1999(1)
                          ----------------------------------------------------------------------------------------------------------
                           CLASS A    CLASS B    CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A     CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year        $10.320    $ 10.780    $10.340   $ 10.790   $ 9.760   $ 10.180   $10.190   $ 10.610   $10.590    $ 11.020
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------
 Income (loss) from
  operations
 Net investment income    $ 0.527    $  0.470    $ 0.558   $  0.504   $ 0.542   $  0.494   $ 0.543   $  0.489   $ 0.548    $  0.481
 Net realized and
  unrealized gain (loss)   (0.248)     (0.271)    (0.043)    (0.039)    0.572      0.590    (0.430)    (0.443)   (0.394)     (0.409)
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------
 Total income from
  operations              $ 0.279    $  0.199    $ 0.515   $  0.465   $ 1.114   $  1.084   $ 0.113   $  0.046   $ 0.154    $  0.072
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------

 Less distributions
 From net investment
  income                  $(0.529)   $ (0.469)   $(0.535)  $ (0.475)  $(0.534)  $ (0.474)  $(0.543)  $ (0.476)  $(0.554)   $ (0.482)
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------
 Total distributions      $(0.529)   $ (0.469)   $(0.535)  $ (0.475)  $(0.534)  $ (0.474)  $(0.543)  $ (0.476)  $(0.554)   $ (0.482)
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------
 Net asset value -
 End of year              $10.070    $ 10.510    $10.320   $ 10.780   $10.340   $ 10.790   $ 9.760   $ 10.180   $10.190    $ 10.610
                          -------    --------    -------   --------   -------   --------   -------   --------   -------    --------
 Total return(3)             2.67%       1.80%      5.16%      4.43%    11.71%     10.88%     1.34%      0.63%     1.39%       0.59%

 Ratios/Supplemental
 Net assets, end of year
  (000's omitted)         $31,548    $228,575    $27,736   $239,669   $19,212   $238,445   $14,690   $233,230   $18,897    $289,219
 Ratios (As a percentage
  of average daily net
  assets):
   Expenses(4)               0.82%       1.57%      0.83%      1.58%     0.88%      1.63%     0.83%      1.60%     0.73%       1.57%
   Expenses after custodian
    fee reduction(4)         0.82%       1.57%      0.83%      1.58%     0.87%      1.62%     0.83%      1.60%     0.72%       1.56%
   Net investment income     5.07%       4.33%      5.46%      4.72%     5.39%      4.71%     5.64%      4.88%     5.14%       4.37%
 Portfolio Turnover of the
  Portfolio                    15%         15%        26%        26%       20%        20%       26%        26%       32%         32%

                                                   (See footnotes on last page.)

                                                                         PENNSYLVANIA FUND
                            --------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------------------------------------
                                   2003(1)             2002(1)(2)             2001(1)              2000(1)             1999(1)
                            --------------------------------------------------------------------------------------------------------
                             CLASS A    CLASS B    CLASS A    CLASS B   CLASS A    CLASS B   CLASS A    CLASS B   CLASS A   CLASS B
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 Beginning of year          $ 9.870    $ 10.210    $ 9.870   $ 10.210   $ 9.480   $  9.800   $ 9.990   $ 10.310   $10.400  $ 10.730
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Income (loss) from
  operations
 Net investment income      $ 0.525    $  0.469    $ 0.565   $  0.510   $ 0.548   $  0.492   $ 0.534   $  0.477   $ 0.546  $  0.477
 Net realized and
  unrealized gain (loss)     (0.171)     (0.182)    (0.021)    (0.026)    0.381      0.392    (0.492)    (0.508)   (0.393)   (0.404)
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Total income (loss)
  from operations           $ 0.354    $  0.287    $ 0.544   $  0.484   $ 0.929   $  0.884   $ 0.042   $ (0.031)  $ 0.153  $  0.073
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Less distributions
 From net investment
  income                    $(0.544)   $ (0.487)   $(0.544)  $ (0.484)  $(0.539)  $ (0.474)  $(0.552)  $ (0.479)  $(0.563) $ (0.493)
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Total distributions        $(0.544)   $ (0.487)   $(0.544)  $ (0.484)  $(0.539)  $ (0.474)  $(0.552)  $ (0.479)  $(0.563) $ (0.493)
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Net asset value -
 End of year                $ 9.680    $ 10.010    $ 9.870   $ 10.210   $ 9.870   $ 10.210   $ 9.480   $  9.800   $ 9.990  $ 10.310
                            -------    --------    -------   --------   -------   --------   -------   --------   -------  --------
 Total return(3)               3.60%       2.81%      5.66%      4.83%    10.05%      9.21%     0.58%     (0.15)%    1.42%     0.64%

 Ratios/Supplemental Data
 Net assets, end of year
  (000's omitted)           $17,109    $204,087    $14,896   $211,865   $11,411   $218,068   $ 9,302   $227,779   $10,652  $303,150
 Ratios (As a percentage
  of average daily net
  assets):
   Expenses(4)                 0.83%       1.58%      0.87%      1.62%     0.89%      1.65%     0.90%      1.66%     0.75%     1.58%
   Expenses after custodian
    fee reduction(4)           0.83%       1.58%      0.85%      1.60%     0.85%      1.61%     0.90%      1.66%     0.71%     1.54%
   Net investment income       5.29%       4.57%      5.74%      5.00%     5.65%      4.90%     5.63%      4.86%     5.29%     4.47%
 Portfolio Turnover of the
  Portfolio                      23%         23%        15%        15%       15%        15%       18%        18%       27%       27%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Each Fund, through its investment in its corresponding Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 for each Fund follows. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation. Arizona Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001, and increase the ratio of net investment income to average net assets from 5.04% to 5.05%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Colorado Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.99% to 5.01%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Connecticut Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.75% to 4.76%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Michigan Fund Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Minnesota Fund Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.66% to 4.68%. New Jersey Fund Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Pennsylvania Fund Class A and Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     ABOUT THE FUNDS: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     ABOUT SHAREHOLDER ACCOUNTS: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122




The Funds' SEC File No. is 811-4409.                                    C12/1ABP

089-2/04                                         (C) 2003 Eaton Vance Management

{LOGO}












                     Eaton Vance California Municipals Fund
                       Eaton Vance Florida Municipals Fund
                    Eaton Vance Massachusetts Municipals Fund
                     Eaton Vance Mississippi Municipals Fund
                      Eaton Vance New York Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                    Eaton Vance West Virginia Municipals Fund


                    Mutual funds providing tax-exempt income


                                Prospectus Dated
                                February 1, 2004

                            as revised March 1, 2004



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS


Fund Summaries..............................................3

  California Fund...........................................4

  Florida Fund..............................................5

  Massachusetts Fund........................................6

  Mississippi Fund..........................................7

  New York Fund ............................................8

  Ohio Fund.................................................9

  Rhode Island Fund........................................10

  West Virginia Fund.......................................11

  Fund Fees and Expenses...................................12

Investment Objectives & Principal Policies and Risks.......14

Management and Organization................................15

Valuing Shares.............................................17

Purchasing Shares..........................................17

Sales Charges..............................................18

Redeeming Shares...........................................20

Shareholder Account Features...............................21

Tax Information............................................22

Financial Highlights.......................................25

  California Fund..........................................25

  Florida Fund.............................................26

  Massachusetts Fund.......................................27

  Mississippi Fund.........................................28

  New York Fund............................................29

  Ohio Fund................................................30

  Rhode Island Fund........................................31

  West Virginia Fund.......................................32

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.

A Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                     Eaton Vance California Municipals Fund

The California Fund's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes. The Fund currently invests its assets in California Municipals Portfolio (the "California Portfolio"). California general obligations currently are rated Baa1, BBB and A by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the California Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.09%   18.46%  2.68%   10.81%  5.34%  -6.79%   14.41%  3.10%   8.72%   5.14%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.26% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.20% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 41.05%) for Class A shares were 4.31% and 7.31%, respectively, and for Class B shares were 4.32% and 7.33, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                           One       Five       Ten
 Average Annual Total Return as of December 31, 2003                                       Year      Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                0.22%     3.84%      5.18%
Class B Return Before Taxes                                                                0.14%     4.34%      4.96%
Class B Return After Taxes on Distributions                                                0.14%     4.33%      4.88%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 1.74%     4.38%      4.87%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to May 27, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Under the terms of the Class B Distribution Plan, Class B does not pay distribution fees when there are no uncovered distribution charges outstanding. As a result, Class B paid reduced distribution fees during the five fiscal years ended September 30, 2003. Had the full distribution fee been paid, Class B returns for one year and five years would have been lowers. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                       Eaton Vance Florida Municipals Fund

The Florida Fund's investment objective is to provide current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax. The Fund currently invests its assets in Florida Municipals Portfolio (the "Florida Portfolio"). Florida general obligations currently are rated Aa2, AA+ and AA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Florida Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.02%   18.44%  1.56%   7.66%   5.44%  -6.38%   11.75%  4.57%   7.82%   5.10%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.19% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.40% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 35.00%) for Class A shares were 4.48% and 6.89%, respectively, for Class B shares were 3.96% and 6.09%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                0.95%     4.16%      4.69%
Class B Return Before Taxes                                                                0.14%     4.34%      4.96%
Class B Return After Taxes on Distributions                                                0.14%     4.33%      4.88%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 1.74%     4.38%      4.87%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 5, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                    Eaton Vance Massachusetts Municipals Fund

The Massachusetts Fund's investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes. The Fund currently invests its assets in Massachusetts Municipals Portfolio (the "Massachusetts Portfolio"). Massachusetts general obligations currently are rated Aa2, AA- and AA- by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Massachusetts Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.14%   17.33%  2.06%   9.65%   5.26%  -6.84%   12.44%  3.76%   8.39%   5.00%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 7.96% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.48% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.45%) for Class A shares were 4.47% and 7.26%, respectively, and for Class B shares were 3.96% and 6.43%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                0.77%     4.16%      4.70%
Class B Return Before Taxes                                                                0.00%     4.01%      4.50%
Class B Return After Taxes on Distributions                                                0.00%     4.00%      4.48%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 3.80%     4.10%      5.09%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                     Eaton Vance Mississippi Municipals Fund

The Mississippi Fund's investment objective is to provide current income exempt from regular federal income tax and Mississippi state personal income taxes. The Fund currently invests its assets in Mississippi Municipals Portfolio (the "Mississippi Portfolio"). Mississippi general obligations currently are rated Aa3, AA and AA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Mississippi Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.93%   18.55%  2.69%   9.11%   5.10%  -5.02%   9.84%   4.47%   7.22%   4.30%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.63% for the quarter ended March 31, 1995, and the lowest quarterly return was -8.38% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.25%) for Class A shares were 4.02% and 6.51%, respectively, and for Class B shares were 3.45% and 5.59%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                            One       Five     Life of
Average Annual Total Return as of December 31, 2003                                        Year      Years       Fund
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.11%    3.83%      4.45%
Class B Return Before Taxes                                                                -0.70%    3.70%      4.36%
Class B Return After Taxes on Distributions                                                -0.70%    3.69%      4.35%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  0.97%    3.76%      4.34%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 11, 1993. Life of Fund returns are calculated from June 30, 1993. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                      Eaton Vance New York Municipals Fund

The New York Fund's investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes. The Fund currently invests its assets in New York Municipals Portfolio (the "New York Portfolio"). New York's general obligations currently are rated A2, AA and AA by Moody's, S&P and Fitch, respectively. New York City's general obligations currently are rated A2, A and A+ by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the New York Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.35%   17.90%  2.63%   9.30%   5.71%  -6.47%   14.77%  3.50%   8.68%   6.59%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.16% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.16% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.01%) for Class A shares were 4.43% and 7.38%, respectively, and for Class B shares were 4.33% and 7.22%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                1.72%     4.85%      5.24%
Class B Return Before Taxes                                                                1.59%     4.85%      5.01%
Class B Return After Taxes on Distributions                                                1.56%     4.81%      4.94%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 2.65%     4.73%      4.89%
Class C Return Before Taxes                                                                2.60%     4.58%      4.72%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to April 15, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Under the terms of the Class B Distribution Plan, Class B does not pay distribution fees when there are no uncovered distribution charges outstanding. As a result, Class B paid reduced distribution fees during the fiscal year ended September 30, 2003. Had the full distribution fee been paid, Class B returns for one year would have been lower. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Ohio Municipals Fund

The Ohio Fund's investment objective is to provide current income exempt from regular federal income tax and Ohio state personal income taxes. The Fund currently invests its assets in Ohio Municipals Portfolio (the "Ohio Portfolio"). Ohio general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Ohio Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -8.95%   17.86%  2.86%   8.63%   4.85%  -6.22%   9.77%   2.97%   6.79%   6.72%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.13% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.27% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.88%) for Class A shares were 4.90% and 8.15%, respectively, and for Class B shares were 4.41% and 7.34%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                            One       Five       Ten
Average Annual Total Return as of December 31, 2003                                         Year     Years      Years
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                2.31%     3.64%      4.35%
Class B Return Before Taxes                                                                1.72%     3.52%      4.27%
Class B Return After Taxes on Distributions                                                1.72%     3.51%      4.24%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                 2.73%     3.67%      4.30%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)   5.31%     5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                    Eaton Vance Rhode Island Municipals Fund

The Rhode Island Fund's investment objective is to provide current income exempt from regular federal income tax and Rhode Island state personal income taxes. The Fund currently invests its assets in Rhode Island Municipals Portfolio (the "Rhode Island Portfolio"). Rhode Island general obligations currently are rated Aa3, AA- and AA by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Rhode Island Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -10.23%  16.97%  3.36%   8.74%   4.93%  -6.92%   14.12%  3.27%   8.03%   4.85%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.44% for the quarter ended March 31, 1995, and the lowest quarterly return was -8.91% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.69%) for Class A shares were 4.32% and 7.28%, respectively, and for Class B shares were 3.77% and 6.36%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                           One       Five       Life of
Average Annual Total Return as of December 31, 2003                                        Year      Years       Fund
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.64%    4.22%      4.46%
Class B Return Before Taxes                                                                -0.15%    4.10%      4.40%
Class B Return After Taxes on Distributions                                                -0.15%    4.09%      4.39%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  1.34%    4.09%      4.38%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 7, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 11, 1993. Life of Fund returns are calculated from June 30, 1993. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                    Eaton Vance West Virginia Municipals Fund

The West Virginia Fund's investment objective is to provide current income exempt from regular federal income tax and West Virginia state personal income taxes. The Fund currently invests its assets in West Virginia Municipals Portfolio (the "West Virginia Portfolio"). West Virginia general obligations currently are rated Aa3, AA- and AA- by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the West Virginia Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

 -9.30%   18.39%  2.73%   9.06%   4.65%  -6.34%   12.68%  2.71%   8.14%   4.52%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 8.37% for the quarter ended March 31, 1995, and the lowest quarterly return was -7.56% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.23%) for Class A shares were 3.40% and 5.59%, respectively, and for Class B shares were 2.83% and 4.66%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                                           One       Five       Life of
Average Annual Total Return as of December 31, 2003                                        Year      Years       Fund
-------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                 0.25%    3.90%      4.55%
Class B Return Before Taxes                                                                -0.48%    3.80%      4.43%
Class B Return After Taxes on Distributions                                                -0.50%    3.79%      4.42%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                  1.07%    3.83%      4.39%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.31%    5.83%      6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B. The Class A performance shown above for the period prior to December 13, 1993 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 11, 1993. Life of Fund returns are calculated from June 30, 1993. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                      Class A  Class B  Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  (as a percentage of offering price)                  4.75%     None      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of net
  asset value at time of purchase or time
  of redemption)                                       None      5.00%     1.00%
Maximum Sales Charge (Load)
  Imposed on Reinvested Distributions                  None      None      None
Exchange Fee                                           None      None      None

Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                          Management      Distribution and        Other        Total Annual Fund
                                             Fees       Service (12b-1) Fees      Expenses*    Operating Expenses
------------------------------------------------------------------------------------------------------------------
 California Fund       Class A shares       0.47%              n/a                0.41%             0.88%
                       Class B shares       0.47%              1.00%**            0.16%             1.63%
                       Class C shares       0.47%              1.00%              0.16%             1.63%
------------------------------------------------------------------------------------------------------------------
 Florida Fund          Class A shares       0.44%              n/a                0.35%             0.79%
                       Class B shares       0.44%              0.95%              0.15%             1.54%
------------------------------------------------------------------------------------------------------------------
 Massachusetts Fund    Class A shares       0.43%              n/a                0.38%             0.81%
                       Class B shares       0.43%              0.95%              0.18%             1.56%
------------------------------------------------------------------------------------------------------------------
 Mississippi Fund      Class A shares       0.15%              n/a                0.66%             0.81%
                       Class B shares       0.15%              0.95%              0.46%             1.56%
------------------------------------------------------------------------------------------------------------------
 New York Fund         Class A shares       0.45%              n/a                0.35%             0.80%
                       Class B shares       0.45%              0.95%**            0.15%             1.55%
                       Class C shares       0.45%              0.95%              0.15%             1.55%
------------------------------------------------------------------------------------------------------------------
 Ohio Fund             Class A shares       0.43%              n/a                0.38%             0.81%
                       Class B shares       0.43%              0.95%              0.18%             1.56%
------------------------------------------------------------------------------------------------------------------
 Rhode Island Fund     Class A shares       0.30%              n/a                0.44%             0.74%
                       Class B shares       0.30%              0.95%              0.24%             1.49%
------------------------------------------------------------------------------------------------------------------
 West Virginia Fund    Class A shares       0.19%              n/a                0.54%             0.73%
                       Class B shares       0.19%              0.95%              0.34%             1.48%

* Other Expenses for Class A includes a 0.20% (0.25% for the California Fund) service fee paid pursuant to a Service Plan. Other Expenses for Class C shares of the California and New York Funds is estimated.

** Under the terms of the Class B Distribution Plan, Class B does not pay distribution fees when there are no uncovered distribution charges outstanding. As a sresult, during the fiscal year ended September 30, 2003, Distribution and Services (12b-1) Fees were 0.46% and 0.63% of average daily net assets of the California Fund and New York Fund, respectively.

Examples. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 Year          3 Years         5 Years         10 Years
---------------------------------------------------------------------------------------------------------
California Fund         Class A shares         $561             $742            $  939          $1,508
                        Class B shares*        $666             $914            $1,087          $1,732
                        Class C shares         $266             $514            $  887          $1,933
---------------------------------------------------------------------------------------------------------
Florida Fund            Class A shares         $552             $715            $  893          $1,406
                        Class B shares*        $657             $886            $1,039          $1,632
---------------------------------------------------------------------------------------------------------
Massachusetts Fund      Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $659             $893            $1,050          $1,655
---------------------------------------------------------------------------------------------------------
Mississippi Fund        Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $659             $893            $1,050          $1,655
---------------------------------------------------------------------------------------------------------
New York Fund           Class A shares         $553             $718            $  898          $1,418
                        Class B shares*        $658             $890            $1,045          $1,643
                        Class C shares         $258             $490            $  845          $1,845
---------------------------------------------------------------------------------------------------------
Ohio Fund               Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $659             $893            $1,050          $1,655
---------------------------------------------------------------------------------------------------------
Rhode Island Fund       Class A shares         $547             $700            $  867          $1,350
                        Class B shares*        $652             $871            $1,013          $1,576
---------------------------------------------------------------------------------------------------------
West Virginia Fund      Class A shares         $546             $697            $  862          $1,338
                        Class B shares*        $651             $868            $1,008          $1,565

You would pay the following expenses if you did not redeem your shares:

                                               1 Year          3 Years         5 Years         10 Years
---------------------------------------------------------------------------------------------------------
California Fund         Class A shares         $561             $742            $  939          $1,508
                        Class B shares*        $166             $514            $  887          $1,732
                        Class C shares         $166             $514            $  887          $1,933
---------------------------------------------------------------------------------------------------------
Florida Fund            Class A shares         $552             $715            $  893          $1,406
                        Class B shares*        $157             $486            $  839          $1,632
---------------------------------------------------------------------------------------------------------
Massachusetts Fund      Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $159             $493            $  850          $1,655
---------------------------------------------------------------------------------------------------------
Mississippi Fund        Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $159             $493            $  850          $1,655
---------------------------------------------------------------------------------------------------------
New York Fund           Class A shares         $553             $718            $  898          $1,418
                        Class B shares*        $158             $490            $  845          $1,643
                        Class C shares         $158             $490            $  845          $1,845
---------------------------------------------------------------------------------------------------------
Ohio Fund               Class A shares         $554             $721            $  903          $1,429
                        Class B shares*        $159             $493            $  850          $1,655
---------------------------------------------------------------------------------------------------------
Rhode Island Fund       Class A shares         $547             $700            $  867          $1,350
                        Class B shares*        $152             $471            $  813          $1,576
---------------------------------------------------------------------------------------------------------
West Virginia Fund      Class A shares         $546             $697            $  862          $1,338
                        Class B shares*        $151             $468            $  808          $1,565

* Reflect the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days prior notice of any material change in a Fund's investment objective. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Portfolio may invest in securities of any maturity, it is expected that a Portfolio will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Portfolio's holdings may vary depending on anticipated market conditions. In an environment of rising interest rates or market volatility, the Portfolio may invest in securities with shorter maturities.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Each Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories. Categories (1) and (2) below do not apply to the California Portfolio and Category (3) is for daily net assets of the California Portfolio of up to $500 million.

                                                        Annual          Daily
Category   Daily Net Assets                           Asset Rate     Income Rate
--------------------------------------------------------------------------------
   1       up to $20 million                            0.100%          1.00%
   2       $20 million but less than $40 million        0.200%          2.00%
   3       $50 million but less than $500 million       0.300%          3.00%
   4       $500 million but less than $1 billion        0.275%          2.75%
   5       $1 billion but less than $1.5 billion        0.250%          2.50%
   6       $1.5 billion but less than $2 billion        0.225%          2.25%
   7       $2 billion but less than $3 billion          0.200%          2.00%
   8       $3 billion and over                          0.175%          1.75%

For the fiscal year ended September 30, 2003, each Portfolio paid the advisory fees stated below.

                          Net Assets on             Advisory Fee as a Percentage
Portfolio               September 30, 2003          of Average Daily Net Assets
--------------------------------------------------------------------------------
California                 $246,077,172                         0.47%
Florida                    $263,468,678                         0.44%
Massachusetts              $210,154,292                         0.43%
Mississippi                $ 17,769,441                         0.15%
New York                   $350,892,427                         0.45%
Ohio                       $173,195,939                         0.43%
Rhode Island               $ 54,708,865                         0.30%
West Virginia              $ 27,236,979                         0.19%

Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 2, 1998), the Mississippi Portfolio (since it commenced operations) and the California Portfolio (since February 1, 1996). Thomas J. Fetter is the portfolio manager of the Ohio Portfolio (since it commenced operations) and the New York Portfolio (since November 24, 1997). Robert B. MacIntosh is the portfolio manager of the Massachusetts Portfolio (since it commenced operations), the Rhode Island Portfolio (since November 24, 1997) and the West Virginia Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in a Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.


     Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.20% (0.25% for the California Fund) annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 0.95% (1.00% for the California
     Fund) annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after their purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 0.95% (1.00% for the California Fund) annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A. Class C shares are only offered by the California and New York Funds.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                        Sales Charge           Sales Charge         Dealer Commission
                                      as Percentage of     as Percentage of Net     as Percentage of
Amount of Purchase                     Offering Price        Amount Invested         Offering Price
----------------------------------------------------------------------------------------------------------
Less than $25,000                         4.75%                   4.99%                   4.50%
$25,000 but less than $100,000            4.50%                   4.71%                   4.25%
$100,000 but less than $250,000           3.75%                   3.90%                   3.50%
$250,000 but less than $500,000           3.00%                   3.09%                   2.75%
$500,000 but less than $1,000,000         2.00%                   2.04%                   2.00%
$1,000,000 or more                        0.00*                   0.00*                   1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase   CDSC  The CDSC is based on the lower of the
----------------------------------------  net asset value at the time of
First or Second                      5%   purchase or at the time of redemption.
Third                                4%   Shares acquired through the
Fourth                               3%   reinvestment of distributions are
Fifth                                2%   exempt from the CDSC.  Redemptions are
Sixth                                1%   made first from shares that are not
Seventh or following                 0%   subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

Class B Conversion Feature. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Purchasing Class A Shares at Net Asset Value. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). Call 1-800-262-1122 for details. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All Classes pay service fees for personal and/or account services equal to 0.20% (0.25% for California Class A, B and C shares) of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Although there is no present intention to do so, each Class of each Fund (except with respect to California Fund Class A, B and C shares) could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 b y calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semiannual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund(or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

California. Under California law, dividends paid by the California Fund and designated by it as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California state personal income taxes and provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the state of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax.

Florida. The Florida statutes provide that shares of a Florida fund owned by a Florida resident will be exempt from the Florida intangible personal property tax as long as at least ninety percent (90%) of the net asset value of the portfolio is invested in assets that are exempt from the Florida intangible personal property tax. The Florida Portfolio will normally invest in tax-exempt obligations of Florida, the United States, the U.S. Territories or political subdivisions of the United States or Florida so Florida Fund shares should, under normal circumstances, be exempt from the Florida intangibles tax.

Massachusetts. Based on a letter ruling from the Department of Revenue of The Commonwealth of Massachusetts received by the Massachusetts Portfolio, the Massachusetts Fund's interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (the Governments of Puerto Rico, Guam, or the United States Virgin Islands) or United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax. However, distributions of net long-term capital gains attributable to the sale of these investments may qualify for taxation at lower Massachusetts personal income tax rates.

Distributions  from the  Massachusetts  Fund and the value of the  shares of the
Massachusetts  Fund  will  be  subject  to  the  Massachusetts   excise  tax  on
corporations.

Mississippi. Under existing Mississippi law, interest received by a Mississippi resident individual upon the obligations of the State of Mississippi or political subdivisions thereof ("Mississippi obligations") is exempt from Mississippi income tax. In 1993, the Mississippi State Tax Commission issued a ruling stating that a Mississippi resident taxpayer's pro rata portion of interest dividends distributed by the Mississippi Fund will be non-taxable to the extent that such pro rata portion represents interest received by the
Mississippi Fund, either directly or through the Mississippi Portfolio, from Mississippi tax-exempt obligations, which would be exempt for Mississippi income tax purposes if such tax-exempt obligations were directly held by the taxpayer. In the opinion of special tax counsel to the Mississippi Fund, a Mississippi resident individual's pro rata portion of interest dividends distributed by the Mississippi Fund will be exempt from Mississippi income tax to the extent that such pro rata portion (i) is excluded from gross income under the Code and (ii) represents interest the Mississippi Fund receives, either directly or through the Mississippi Portfolio, from investments in Mississippi tax-exempt obligations.

New York. In the opinion of special tax counsel to the New York Fund, under New York law, dividends paid by the New York Fund are exempt from New York State and New York City personal income tax applicable to individuals who reside in New York and/or City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, and the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax.

Ohio. In the opinion of special tax counsel to the Ohio Fund, under Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

Rhode Island. The Rhode Island Fund obtained an opinion from special tax counsel to the Rhode Island Fund, that under Rhode Island law, dividends paid by the Rhode Island Fund are exempt from Rhode Island state income tax for individuals who reside in Rhode Island to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on obligations of Rhode Island, its political subdivisions, the United States and its Territories ("Rhode Island Obligations"). Other distributions from the Rhode Island Fund, including distributions from capital gains, are generally not exempt from Rhode Island state personal income tax.

West Virginia. In the opinion of special tax counsel to the West Virginia Fund, under existing West Virginia law, in 1991 the West Virginia Department of Tax and Revenue issued Technical Assistance Advisory 91-002 which was declared to be of precedential value. This Technical Assistance Advisory addresses liability for West Virginia personal income tax on interest and dividend income received by investors in regulated investment companies. Accordingly, under existing law, as long as the West Virginia Fund qualifies as a separate "regulated investment company" under the Internal Revenue Code, that portion of exempt-interest dividends that represents interest income received by the West Virginia Fund from obligations of the United States and its possessions and interest or dividend income received by the West Virginia Fund on obligations or securities of any authority commission or instrumentality of the United States or of the State of West Virginia, which is exempt from West Virginia State income tax by federal or West Virginia law, is exempt from West Virginia personal income tax. This exemption does not apply to any portion of interest income on obligations of any state other than West Virginia, regardless of any exemption provided under federal law. In the event the West Virginia Fund fails to qualify as a separate "regulated investment company", the foregoing exemption may be unavailable or substantially limited.

The Technical Assistance Advisory contains a more specific, although nonexclusive, list of obligations and authorities which are exempt from taxation. The Technical Assistance Advisory also confirms that interest on indebtedness incurred (directly or indirectly) by a shareholder of the West Virginia Fund to purchase or carry shares of the West Virginia Fund will not be deductible for West Virginia income purposes.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                                  California Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $11.250     $ 10.400     $10.880     $ 10.050     $10.270     $  9.490
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.542     $  0.481     $ 0.548     $  0.474     $ 0.533     $  0.450
Net realized and unrealized gain (loss)                 (0.342)      (0.317)      0.352        0.327       0.619        0.572
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.200     $  0.164     $ 0.900     $  0.801     $ 1.152     $  1.022
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.530)    $ (0.459)    $(0.530)    $ (0.455)    $(0.542)    $ (0.467)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.530)    $ (0.459)    $(0.530)    $ (0.455)    $(0.542)    $ (0.467)
                                                       --------    ---------    --------    ---------    --------    ---------
Contingent deferred sales charges                      $    --     $  0.005     $    --     $  0.004     $    --     $  0.005
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $10.920     $ 10.110     $11.250     $ 10.400     $10.880     $ 10.050
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          1.89%        1.73%       8.61%        8.30%      11.46%       11.09%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $34,753     $212,145     $24,863     $233,973     $21,089     $226,303
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.88%        1.09%       0.91%        1.24%       0.94%        1.26%
  Expenses after custodian fee reduction(3)               0.87%        1.08%       0.91%        1.24%       0.91%        1.23%
  Net investment income                                   4.97%        4.79%       5.09%        4.77%       5.00%        4.58%
Portfolio Turnover of the Portfolio                         21%          21%          3%           3%         26%          26%

                                                                      California Fund
                                                     ------------------------------------------------
                                                                   Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                  1999
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.320     $  9.520     $11.340     $ 10.420
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.536     $  0.475     $ 0.544     $  0.474
Net realized and unrealized gain (loss)                 (0.031)      (0.024)     (1.007)      (0.934)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.505     $  0.451     $(0.463)    $ (0.460)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.555)    $ (0.487)    $(0.557)    $ (0.448)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.555)    $ (0.487)    $(0.557)    $ (0.448)
                                                       --------    ---------    --------    ---------
Contingent deferred sales charges                      $    --     $  0.006     $    --     $  0.008
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $10.270     $  9.490     $10.320     $  9.520
                                                       --------    ---------    --------    ---------
Total return (2)                                          5.17%        5.06%      (4.25)       (4.50)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $17,617     $220,693     $16,675     $252,763
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.89%        1.13%       0.78%        1.18%
  Expenses after custodian fee reduction(3)               0.88%        1.12%       0.76%        1.16%
  Net investment income                                   5.35%        5.13%       4.93%        4.70%
Portfolio Turnover of the Portfolio                         13%          13%         28%          28%

                                                   (See footnotes on last page.)

                                                                                   Florida Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.940     $ 11.220     $10.630     $ 10.900     $10.010     $ 10.270
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.548     $  0.482     $ 0.572     $  0.507     $ 0.561     $  0.495
Net realized and unrealized gain (loss)                 (0.259)      (0.272)      0.287        0.293       0.593        0.603
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.289     $  0.210     $ 0.859     $  0.800     $ 1.154     $  1.098
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.549)    $ (0.480)    $(0.549)    $ (0.480)    $(0.534)    $ (0.468)
From net realized gain                                      --           --          --           --          --           --
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.549)    $ (0.480)    $(0.549)    $ (0.480)    $(0.534)    $ (0.468)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $10.680     $ 10.950     $10.940     $ 11.220     $10.630     $ 10.900
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          2.76%        1.93%       8.38%        7.56%      11.76%       10.93%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $25,996     $236,914     $21,866     $254,603     $14,759     $257,813
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.79%        1.54%       0.86%        1.61%       0.85%        1.60%
  Expenses after custodian fee reduction(3)               0.78%        1.53%       0.82%        1.57%       0.79%        1.54%
  Net investment income                                   5.12%        4.39%       5.40%        4.67%       5.38%        4.64%
Portfolio Turnover of the Portfolio                         23%          23%         19%          19%         11%          11%

                                                                        Florida Fund
                                                     ------------------------------------------------
                                                                   Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                   1999
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.190     $ 10.430     $11.150     $ 11.420
                                                       --------    ---------    --------    ---------
Income (loss) from operations
Net investment income                                  $ 0.535     $  0.479     $ 0.549     $  0.466
Net realized and unrealized gain (loss)                 (0.051)      (0.046)     (0.979)      (1.001)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.484     $  0.433     $(0.430)    $ (0.535)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.539)    $ (0.468)    $(0.530)    $ (0.455)
From net realized gain                                  (0.125)      (0.125)         --           --
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.664)    $ (0.593)    $(0.530)    $ (0.455)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $10.010     $ 10.270     $10.190     $ 10.430
                                                       --------    ---------    --------    ---------
Total return (2)                                          5.05%        4.38%      (4.02)%      (4.84)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $12,558     $264,028     $12,818     $332,227
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.89%        1.58%       0.75%        1.58%
  Expenses after custodian fee reduction(3)               0.84%        1.53%       0.70%        1.53%
  Net investment income                                   5.42%        4.73%       5.07%        4.23%
Portfolio Turnover of the Portfolio                         12%          12%         39%          39%

                                                   (See footnotes on last page.)

                                                                                 Massachusetts Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.850     $ 10.990     $ 9.550     $ 10.660     $ 9.020     $ 10.050
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.492     $  0.469     $ 0.496     $  0.476     $ 0.484     $  0.461
Net realized and unrealized gain (loss)                 (0.180)      (0.209)      0.285        0.311       0.531        0.608
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.312     $  0.260     $ 0.781     $  0.787     $ 1.015     $  1.069
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.482)    $ (0.460)    $(0.481)    $ (0.457)    $(0.485)    $ (0.459)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.482)    $ (0.460)    $(0.481)    $ (0.457)    $(0.485)    $ (0.459)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.680     $ 10.790     $ 9.850     $ 10.990     $ 9.550     $ 10.660
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          3.29%        2.43%       8.48%        7.61%      11.48%       10.87%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $41,413     $160,416     $38,857     $169,602     $26,819     $163,028
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.81%        1.56%       0.82%        1.57%       0.84%        1.59%
  Expenses after custodian fee reduction(3)               0.80%        1.55%       0.80%        1.55%       0.80%        1.55%
  Net investment income                                   5.09%        4.35%       5.21%        4.49%       5.10%        4.41%
Portfolio Turnover of the Portfolio                         16%          16%         10%          10%          8%           8%

                                                                        Massachusetts Fund
                                                     ------------------------------------------------
                                                                     Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                  1999(1)
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.110     $ 10.130     $ 9.940     $ 11.070
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.478     $  0.468     $ 0.504     $  0.470
Net realized and unrealized gain (loss)                 (0.071)      (0.088)     (0.828)      (0.945)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.407     $  0.380     $(0.324)    $ (0.475)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.497)    $ (0.460)    $(0.506)    $ (0.465)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.497)    $ (0.460)    $(0.506)    $ (0.465)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.020     $ 10.050     $ 9.110     $ 10.130
                                                       --------    ---------    --------    ---------
Total return (2)                                          4.70%        3.93%      (3.42)%      (4.44)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $11,212     $157,801     $15,825     $185,540
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.87%        1.61%       0.70%        1.57%
  Expenses after custodian fee reduction(3)               0.85%        1.59%       0.68%        1.55%
  Net investment income                                   5.49%        4.74%       5.23%        4.37%
Portfolio Turnover of the Portfolio                         15%          15%         24%          24%

                                                   (See footnotes on last page.)

                                                                                 Mississippi Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.000     $10.220      $ 9.750     $ 9.970      $ 9.310     $ 9.530
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.473     $ 0.409      $ 0.471     $ 0.409      $ 0.469     $ 0.407
Net realized and unrealized gain (loss)                 (0.163)     (0.163)       0.249       0.247        0.441       0.444
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.310     $ 0.246      $ 0.720     $ 0.656      $ 0.910     $ 0.851
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.470)    $(0.406)     $(0.470)    $(0.406)     $(0.470)    $(0.411)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.470)    $(0.406)     $(0.470)    $(0.406)     $(0.470)    $(0.411)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.840     $10.060      $10.000     $10.220      $ 9.750     $ 9.970
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          3.21%       2.47%        7.64%       6.75%        9.98%       9.13%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 2,727     $15,018      $ 1,945     $15,202      $ 2,131     $14,706
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                         0.81%       1.56%        0.90%       1.65%        0.88%       1.63%
  Net expenses after custodian fee reduction(3)           0.79%       1.54%        0.88%       1.63%        0.83%       1.58%
  Net investment income                                   4.81%       4.07%        4.85%       4.11%        4.88%       4.15%
Portfolio Turnover of the Portfolio                         11%         11%          10%         10%          11%         11%

                                                                       Mississippi Fund
                                                     ------------------------------------------------
                                                                    Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                 1999(1)
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.350     $ 9.560      $10.060     $10.300
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.459     $ 0.404      $ 0.487     $ 0.417
Net realized and unrealized gain (loss)                 (0.023)     (0.023)      (0.715)     (0.741)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.436     $ 0.381      $(0.228)    $(0.324)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.476)    $(0.411)     $(0.482)    $(0.416)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.476)    $(0.411)     $(0.482)    $(0.416)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.310     $ 9.530      $ 9.350     $ 9.560
                                                       --------    ---------    --------    ---------
Total return (2)                                          4.87%       4.14%       (2.37)%     (3.25)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 1,269     $14,356      $ 1,455     $16,300
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                         1.02%       1.76%        0.70%       1.51%
  Net expenses after custodian fee reduction(3)           1.00%       1.74%        0.68%       1.49%
  Net investment income                                   5.02%       4.28%        4.97%       4.16%
Portfolio Turnover of the Portfolio                          4%          4%          16%         16%

                                                   (See footnotes on last page.)

                                                                                   New York Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $11.070     $ 11.950     $10.000     $10.610      $ 11.450    $ 9.910
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.539     $  0.534     $ 0.002     $ 0.543      $  0.502    $ 0.505
Net realized and unrealized gain (loss)                 (0.165)      (0.181)      0.049       0.430         0.468      0.709
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.374     $  0.353     $ 0.051     $ 0.973      $  0.970    $ 1.214
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.518)    $ (0.501)    $(0.001)    $(0.513)     $ (0.470)   $(0.506)
                                                       --------    ---------    --------    ---------    --------    ---------
From net realized gain                                  (0.006)      (0.006)         --          --            --     (0.008)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.524)    $ (0.507)    $(0.001)    $(0.513)     $ (0.470)   $(0.514)
                                                       --------    ---------    --------    ---------    --------    ---------
Contingent deferred sales charges                      $    --     $  0.004          --     $    --      $     --    $    --
Net asset value - End of year                          $10.920     $ 11.800     $10.050     $11.070      $ 11.950    $10.610
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          3.54%        3.08%       0.50%       9.49%         8.70%     12.48%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $42,481     $307,299     $    11     $29,817      $320,497    $20,429
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                            0..80%        1.23%       1.89%(6)    0.82%         1.57%      0.85%
  Expenses after custodian fee reduction(3)               0.80%        1.23%         --        0.82%         1.57%      0.85%
  Net investment income                                   4.99%        4.58%       6.91%(6)    5.11%         4.37%      4.81%
Portfolio Turnover of the Portfolio                         19%          19%         19%          7%            7%        19%

                                                                      New York Fund
                                                     ------------------------------------------------
                                                                 Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                  2002(1)
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.860     $ 10.640     $10.920     $ 11.760
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.515     $  0.474     $ 0.532     $  0.483
Net realized and unrealized gain (loss)                  0.061        0.063      (0.907)      (0.972)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.576     $  0.537     $(0.375)    $ (0.489)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.526)    $ (0.477)    $(0.534)    $ (0.480)
                                                       --------    ---------    --------    ---------
From net realized gain                                      --           --      (0.151)      (0.151)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.526)    $ (0.477)    $(0.685)    $ (0.631)
                                                       --------    ---------    --------    ---------
Contingent deferred sales charges                      $    --     $     --     $    --     $     --
Net asset value - End of year                          $ 9.910     $ 10.700     $ 9.860     $ 10.640
                                                       --------    ---------    --------    ---------
Total return (2)                                          6.09%        5.24%      (3.63)%      (4.35)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $11,411     $323,013     $12,683     $387,951
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.83%        1.59%       0.77%        1.57%
  Expenses after custodian fee reduction(3)               0.83%        1.59%       0.76%        1.56%
  Net investment income                                   5.29%        4.54%       5.09%        4.27%
Portfolio Turnover of the Portfolio                         27%          27%         41%          41%

                                                   (See footnotes on last page.)

                                                                                    Ohio Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                               2003                  2002(1)(4)               2001(1)
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.290     $ 10.490     $ 9.130     $ 10.320     $ 8.920     $ 10.080
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.499     $  0.489     $ 0.490     $  0.479     $ 0.506     $  0.493
Net realized and unrealized gain (loss)                 (0.077)      (0.081)      0.148        0.154       0.229        0.258
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.422     $  0.408     $ 0.638     $  0.633     $ 0.735     $  0.751
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.482)    $ (0.468)    $(0.478)    $ (0.463)    $(0.515)    $ (0.501)
From net realized gain                                      --           --          --           --      (0.010)      (0.010)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.482)    $ (0.468)    $(0.478)    $ (0.463)    $(0.525)    $ (0.511)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.230     $ 10.430     $ 9.290     $ 10.490     $ 9.130     $ 10.320
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          4.73%        4.01%       7.23%        6.30%       8.43%        7.66%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $15,612     $157,077     $14,526     $167,015     $12,153     $169,811
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.81%        1.56%       0.84%        1.59%       0.86%        1.62%
  Expenses after custodian fee reduction(3)               0.80%        1.55%       0.83%        1.58%       0.85%        1.61%
  Net investment income                                   5.46%        4.73%       5.40%        4.67%       5.50%        4.81%
Portfolio Turnover of the Portfolio                         15%          15%         15%          15%         22%          22%

                                                                          Ohio Fund
                                                     ------------------------------------------------
                                                                  Year Ended September 30,
                                                     ------------------------------------------------
                                                               2000                     1999
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.120     $ 10.290     $ 9.930     $ 11.210
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.506     $  0.495     $ 0.511     $  0.490
Net realized and unrealized gain (loss)                 (0.186)      (0.201)     (0.725)      (0.832)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.320     $  0.294     $(0.214)    $ (0.342)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.516)    $ (0.500)    $(0.513)    $ (0.495)
From net realized gain                                  (0.004)      (0.004)     (0.083)      (0.083)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.520)    $ (0.504)    $(0.596)    $ (0.578)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $ 8.920     $ 10.080     $ 9.120     $ 10.290
                                                       --------    ---------    --------    ---------
Total return (2)                                          3.74%        3.04%      (2.31)%      (3.21)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 8,052     $174,964     $ 9,203     $206,401
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.88%        1.65%       0.77%        1.61%
  Expenses after custodian fee reduction(3)               0.88%        1.65%       0.76%        1.60%
  Net investment income                                   5.74%        4.96%       5.32%        4.50%
Portfolio Turnover of the Portfolio                         28%          28%         59%          59%

                                                   (See footnotes on last page.)

                                                                                  Rhode Island Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                              2003(1)                 2002(1)(4)                 2001
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.010     $10.250      $ 9.710     $ 9.940      $ 9.120     $ 9.340
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.472     $ 0.409      $ 0.472     $ 0.410      $ 0.474     $ 0.414
Net realized and unrealized gain (loss)                 (0.253)     (0.262)       0.297       0.307        0.582       0.590
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.219     $ 0.147      $ 0.769     $ 0.717      $ 1.056     $ 1.004
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.469)     (0.407)     $(0.469)    $(0.407)     $(0.466)    $(0.404)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.469)    $(0.407)     $(0.469)    $(0.407)     $(0.466)    $(0.404)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.760     $ 9.990      $10.010     $10.250      $ 9.710     $ 9.940
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          2.29%       1.48%        8.21%       7.42%       11.80%      10.96%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $11,701     $42,930      $10,169     $44,513      $ 7,630     $37,300
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                         0.74%       1.49%        0.75%       1.50%        0.74%       1.49%
  Net expenses after custodian fee reduction(3)           0.73%       1.48%        0.72%       1.47%        0.69%       1.44%
  Net investment income                                   4.82%       4.08%        4.89%       4.14%        5.01%       4.25%
Portfolio Turnover of the Portfolio                         19%         19%          13%         13%          14%         14%

                                                                       Rhode Island Fund
                                                     ------------------------------------------------
                                                                   Year Ended September 30,
                                                     ------------------------------------------------
                                                               2000                     1999
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.070     $ 9.280      $ 9.940     $10.170
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.471     $ 0.414      $ 0.474     $ 0.409
Net realized and unrealized gain (loss)                  0.046       0.048       (0.872)     (0.894)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.517     $ 0.462      $(0.398)    $(0.485)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.467)    $(0.402)     $(0.472)    $(0.405)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.467)    $(0.402)     $(0.472)    $(0.405)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.120     $ 9.340      $ 9.070     $ 9.280
                                                       --------    ---------    --------    ---------
Total return (2)                                          5.95%       5.17%       (4.16)%     (4.92)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 4,245     $33,316      $ 3,290     $37,775
Ratios (as a percentage of average daily net assets):
  Net expenses(3)                                         0.79%       1.56%        0.69%       1.49%
  Net expenses after custodian fee reduction(3)           0.76%       1.53%        0.65%       1.45%
  Net investment income                                   5.27%       4.56%        4.94%       4.15%
Portfolio Turnover of the Portfolio                         15%         15%          18%         18%

                                                   (See footnotes on last page.)

                                                                                 West Virginia Fund
                                                     --------------------------------------------------------------------------
                                                                               Year Ended September 30,
                                                     --------------------------------------------------------------------------
                                                               2003                  2002(1)(4)                 2001
                                                     --------------------------------------------------------------------------
                                                       Class A     Class B      Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $10.130     $10.340      $ 9.750     $ 9.950      $ 9.290     $ 9.480
                                                       --------    ---------    --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.468     $ 0.402      $ 0.465     $ 0.403      $ 0.479     $ 0.411
Net realized and unrealized gain (loss)                 (0.253)     (0.261)       0.380       0.388        0.448       0.465
                                                       --------    ---------    --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.215     $ 0.141      $ 0.845     $ 0.791      $ 0.927     $ 0.876
                                                       --------    ---------    --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.465)    $(0.401)     $(0.465)    $(0.401)     $(0.467)    $(0.406)
                                                       --------    ---------    --------    ---------    --------    ---------
Total distributions                                    $(0.465)    $(0.401)     $(0.465)    $(0.401)     $(0.467)    $(0.406)
                                                       --------    ---------    --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.880     $10.080      $10.130     $10.340      $ 9.750     $ 9.950
                                                       --------    ---------    --------    ---------    --------    ---------
Total return (2)                                          2.23%       1.41%        8.97%       8.17%       10.16%       9.41%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 3,522     $23,634      $ 3,517     $23,701      $ 2,931     $21,775
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.73%       1.48%        0.78%       1.53%        0.78%       1.53%
  Expenses after custodian fee reduction(3)               0.71%       1.46%        0.77%       1.52%        0.74%       1.49%
  Net investment income                                   4.74%       3.99%        4.78%       4.05%        4.93%       4.20%
Portfolio Turnover of the Portfolio                         21%         21%          19%         19%          12%         12%

                                                                       West Virginia Fund
                                                     ------------------------------------------------
                                                                    Year Ended September 30,
                                                     ------------------------------------------------
                                                              2000(1)                 1999(1)
                                                     ------------------------------------------------
                                                       Class A     Class B      Class A     Class B
                                                       --------    ---------    --------    ---------
Net Asset Value - Beginning of year                    $ 9.290     $ 9.470      $10.120     $10.320
                                                       --------    ---------    --------    ---------

Income (loss) from operations
Net investment income                                  $ 0.459     $ 0.402      $ 0.476     $ 0.403
Net realized and unrealized gain (loss)                  0.020       0.019       (0.821)     (0.842)
                                                       --------    ---------    --------    ---------
Total income (loss) from operations                    $ 0.479     $ 0.421      $(0.345)    $(0.439)
                                                       --------    ---------    --------    ---------

Less distributions
From net investment income                             $(0.479)    $(0.411)     $(0.485)    $(0.411)
                                                       --------    ---------    --------    ---------
Total distributions                                    $(0.479)    $(0.411)     $(0.485)    $(0.411)
                                                       --------    ---------    --------    ---------
Net asset value - End of year                          $ 9.290     $ 9.480      $ 9.290     $ 9.470
                                                       --------    ---------    --------    ---------
Total return (2)                                          5.39%       4.62%       (3.55)%     (4.40)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)                $ 2,310     $22,394      $ 1,866     $24,854
Ratios (as a percentage of average daily net assets):
  Expenses(3)                                             0.91%       1.62%        0.70%       1.53%
  Expenses after custodian fee reduction(3)               0.89%       1.60%        0.68%       1.51%
  Net investment income                                   5.02%       4.32%        4.84%       4.02%
Portfolio Turnover of the Portfolio                          7%          7%          32%         32%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4) Each Fund, through its investment in its corresponding Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income and decrease net realized and unrealized gains per share by $0.004 for the California and Massachusetts Funds, $0.001 for the Florida Fund, $0.010 for the Mississippi Fund, $0.002 for the New York and Rhode Island Funds, less than $0.001 for the Ohio Fund, and $0.003 for the West Virginia Fund; increase the ratio of net investment income to average net assets from 5.05% to 5.09% for the California Fund Class A, 4.73% to 4.77% for the California Fund Class B, 5.39% to 5.40% for the Florida Fund Class A, 4.66% to 4.67% for the Florida Fund Class B, 5.17% to 5.21% for the Massachusetts Fund Class A, 4.45% to 4.49% for the Massachusetts Fund Class B, 4.75% to 4.85% for the Mississippi Fund Class A, 4.01% to 4.11% for the Mississippi Fund Class B, 5.09% to 5.11% for the New York Fund Class A, 4.35% to 4.37% for the New York Fund Class B, 4.87% to 4.89% for the Rhode Island Fund Class A, 4.12% to 4.14% for the Rhode Island Fund Class B, 4.75% to 4.78% for the West Virginia Fund Class A, and 4.02% to 4.05% for the West Virginia Fund Class B; and increase the ratio of net investment income to average net assets by less than 0.01% for the Ohio Fund. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(5)  Class C shares commenced operations on September 30, 2003.

(6)  Annualized.

{LOGO}




More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122

The Funds' SEC File No. is 811-4409.                                     TFC2/1P





197-3/04                                         (c) 2004 Eaton Vance Management

LOGO






                                   EATON VANCE
                               NATIONAL MUNICIPALS
                                      FUND

                    A mutual fund providing tax-exempt income


                                Prospectus Dated
                                February 1, 2004

                            as revised March 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Information in this prospectus
                                    Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                         2      Sales Charges                   8
Investment Objective & Principal            Redeeming Shares               11
  Policies and Risks                 5      Shareholder Account Features   11
Management and Organization          6      Tax Information                13
Valuing Shares                       7      Financial Highlights           14
Purchasing Shares                    7
--------------------------------------------------------------------------------

 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY

Investment Objective and Principal Strategies

Eaton Vance National Municipals Fund's investment objective is to provide current income exempt from regular federal income tax. Under normal market circumstances, the Fund invests at least 80% of its net assets in municipal obligations that are exempt from such taxes. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. The Fund normally invests in municipal obligations with maturities of ten years or more.

The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, and interest rate swaps), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of the Fund's distributions generally will be subject to alternative minimum tax.

The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders.

The Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise, or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative.

The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance for each full calendar year through December 31, 2003. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for Class A, Class B and Class C shares and a comparison to the performance of a national index of municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

-8.07%  19.80%  3.64%   12.90%  4.81%   -8.50%  11.45%  3.06%   10.59%  8.77%
-----   -----   ----    -----   ----    -----   -----   ----    -----   ----
1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class B was 7.77% for the quarter ended March 31, 1995, and the lowest quarterly return was -6.68% for the quarter ended March 31, 1994. For the 30 days ended September 30, 2003, the yield and tax equivalent yield (assuming a combined federal and state tax rate of 35.00%) for Class A shares were 6.26% and 9.63%, respectively, for Class B shares were 6.28% and 9.66%, respectively, and for Class C shares were 5.83% and 8.97%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

                                                                              One           Five             Ten
Average Annual Total Return as of December 31, 2003                           Year          Years           Years
---------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                  3.95%          4.27%          5.62%
Class B Return Before Taxes                                                  3.77%          4.48%          5.50%
Class B Return After Taxes on Distributions                                  3.76%          4.47%          5.48%
Class B Return After Taxes on Distributions and the Sale of Class B Shares   4.47%          4.58%          5.47%
Class C Return Before Taxes                                                  7.21%          4.45%          5.28%
Lehman Brothers Municipal Bond Index                                         5.31%          5.83%          6.03%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable CDSC for Class B and Class C. The Class A performance shown above for the period prior to April 5, 1994 is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on December 19, 1985. Under the terms of the Class B Distribution Plan, Class B does not pay distribution fees when there are no uncovered distribution charges outstanding. As a result, Class B paid reduced distribution fees during the three fiscal years ended September 30, 2003. Had the full distribution fee been paid, Class B returns for one year and five years would have been lower. The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged market index of municipal bonds. Investors cannot invest directly in an Index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                                 Class A    Class B    Class C
--------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)            4.75%      None       None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower
  of net asset value at time of purchase or redemption)                    None       5.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions            None       None       None
Exchange Fee                                                               None       None       None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)       Class A    Class B    Class C
------------------------------------------------------------------------------------------------
Management Fees                                                    0.45%      0.45%      0.45%
Distribution and Service (12b-1) Fees                               n/a       1.00%*     1.00%
Other Expenses**                                                   0.33%      0.08%      0.08%
                                                                   ----       ----       ----
Total Annual Fund Operating Expenses                               0.78%      1.53%      1.53%

* During the fiscal year ended September 30, 2003, Class B did not pay distribution fees at times when there were no uncovered distribution charges outstanding. As a result, Distribution and Service (12b-1) Fees during that year were 0.67% of average daily net assets.
** Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $551       $712       $  888    $1,395
Class B shares*                       $656       $883       $1,034    $1,621
Class C shares                        $256       $483       $  834    $1,824

You would pay the following expenses if you did not redeem your shares:

                                      1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Class A shares                        $551       $712       $888      $1,395
Class B shares*                       $156       $483       $834      $1,621
Class C shares                        $156       $483       $834      $1,824

* Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of the Fund which only may be changed with shareholder approval. The Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. Shareholders will receive 60 days prior notice of any material change in the investment objective. The Fund currently seeks to meet its investment objective by investing in National Municipals Portfolio (the "Portfolio"), a separate open-end management company that has the same objective and policies as the Fund.

At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. The Portfolio will not invest more than 10% of its assets in obligations rated below B by Moody's, S&P or Fitch, or unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

Although the Portfolio may invest in securities of any maturity, it is expected that the Portfolio will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to "call," or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of the Portfolio's holdings may vary depending on anticipated market conditions. In an environment of rising interest rates or market volatility, the Portfolio may invest in securities with shorter maturities.

The Portfolio may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make the Portfolio more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

The Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, the Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

The Portfolio may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

The Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Portfolio accrues income on these investments and the Fund is required to distribute its share of Portfolio income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which the Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of the Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, the Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its objective, and interest income from temporary investments may be taxable. The Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times the Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                        Annual         Daily
Category    Daily Net Assets                          Asset Rate    Income Rate
--------------------------------------------------------------------------------
    1       up to $500 million                          0.300%        3.00%
    2       $500 million but less than $1 billion       0.275%        2.75%
    3       $1 billion but less than $1.5 billion       0.250%        2.50%
    4       $1.5 billion but less than $2 billion       0.225%        2.25%
    5       $2 billion but less than $3 billion         0.200%        2.00%
    6       $3 billion and over                         0.175%        1.75%

On September 30, 2003, the Portfolio had net assets of $1,998,841,870. For the fiscal year ended September 30, 2003, the Portfolio paid BMR advisory fees equivalent to 0.45% of the Portfolio's average net assets for such year.

Thomas M. Metzold is the  portfolio  manager of the  Portfolio  (since  December
1993). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than five years, and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for the Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. The Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.

VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The  Fund  is not  intended  for  market  timing  or  excessive  trading.  These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. The Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund.

The Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Choosing a Share Class. The Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in Class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  .  how long you expect to own your shares;
  .  how much you intend to invest;
  . the sales charge and total operating expenses associated with owning each class; and
  . whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Fund.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                           Sales Charge           Sales Charge          Dealer Commission
                                         as Percentage of     as Percentage of Net      as Percentage of
Amount of Purchase                       Offering Price         Amount Invested          Offering Price
-------------------------------------------------------------------------------------------------------------
Less than $25,000                            4.75%                   4.99%                    4.50%
$25,000 but less than $100,000               4.50%                   4.71%                    4.25%
$100,000 but less than $250,000              3.75%                   3.90%                    3.50%
$250,000 but less than $500,000              3.00%                   3.09%                    2.75%
$500,000 but less than $1,000,000            2.00%                   2.04%                    2.00%
$1,000,000 or more                           0.00*                   0.00*                    1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers this 1.00% commission monthly in arrears. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase       CDSC
-------------------------------------------------
First or Second                          5%
Third                                    4%
Fourth                                   3%
Fifth                                    2%
Sixth                                    1%
Seventh or following                     0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

Class B Conversion Feature. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or the Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or the Fund to sell) the full amount indicated in the statement.

Purchasing Class A Shares at Net Asset Value. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

MORE INFORMATION ABOUT SALES CHARGES IS AVAILABLE ON THE EATON VANCE WEBSITE AT WWW.EATONVANCE.COM AND IN THE STATEMENT OF ADDITIONAL INFORMATION. PLEASE CONSULT THE EATON VANCE WEBSITE FOR ANY UPDATES TO SALES CHARGE INFORMATION BEFORE MAKING A PURCHASE OF FUND SHARES.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees.

All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

REDEEMING SHARES

You can redeem shares in any of the following ways:

 By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

 By Telephone  You can redeem up to $100,000 by  calling the  transfer  agent at
               1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

 Through an    Your investment  dealer is responsible for transmitting the order
 Investment    promptly. An investment dealer may charge a fee for this service.
 Dealer

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

..Full          Dividends and capital gains are reinvested in additional  shares.
 Reinvest      This option will be assigned if you do not specify an option.
 Option

..Partial       Dividends  are paid in cash and capital  gains are  reinvested in
 Reinvest      additional shares.
 Option

..Cash Option   Dividends and capital gains are paid in cash.

..Exchange      Dividends  and/or  capital  gains are  reinvested  in  additional
 Option shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

..Annual and Semiannual Reports, containing performance information and financial statements.
..Periodic account statements, showing recent activity and total share balance. ..Form 1099 and tax information needed to prepare your income tax returns. ..Proxy materials, in the event a shareholder vote is required.
..Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute federally tax-exempt income to you. Distribution of any net realized gains will be made once each year (usually in December). The Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. The Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request.

                                                                 YEAR ENDED SEPTEMBER 30,
                          ---------------------------------------------------------------------------------------------------------
                                       2003(2)                           2002(1)(2)                           2001
                          ---------------------------------------------------------------------------------------------------------
                           CLASS A     CLASS B     CLASS C    CLASS A     CLASS B     CLASS C    CLASS A     CLASS B      CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -
  Beginning of year       $ 10.920   $   10.190   $  9.710   $ 10.550   $    9.850   $  9.380   $ 10.230   $    9.550    $  9.100
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Income (loss) from
  operations
Net investment income     $  0.666   $    0.581   $  0.522   $  0.656   $    0.572   $  0.515   $  0.618   $    0.541    $  0.478
Net realized and
  unrealized gain (loss)    (0.105)      (0.086)    (0.089)     0.334        0.303      0.297      0.312        0.300       0.274
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Total income loss from
  operations              $  0.561   $    0.495   $  0.433   $  0.990   $    0.875   $  0.812   $  0.930   $    0.841    $  0.752
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Less distributions
From net investment
  income                  $ (0.641)  $   (0.561)  $ (0.503)  $ (0.620)  $   (0.540)  $ (0.482)  $ (0.610)  $   (0.545)   $ (0.472)
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Total distributions       $ (0.641)  $   (0.561)  $ (0.503)  $ (0.620)  $   (0.540)  $ (0.482)  $ (0.610)  $   (0.545)   $ (0.472)
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Contingent deferred
  sales charges                 --   $    0.006         --         --   $    0.005         --         --   $    0.004          --
                          --------   ----------   --------   --------   ----------   --------   --------   ----------    --------
Net asset value - End
  of year                 $ 10.840   $   10.130   $  9.640   $ 10.920   $   10.190   $  9.710   $ 10.550   $    9.850    $  9.380
                          ========   ==========   ========   ========   ==========   ========   ========   ==========    ========
Total Return(3)               5.46%        5.17%      4.71%      9.84%        9.30%      9.02%      9.33%        9.06%       8.47%

Ratios/Supplemental Data
Net assets, end of year
  (000's omitted)         $236,885   $1,553,297   $200,310   $213,456   $1,582,772   $185.439   $181,600   $1,525,303    $136,213
Ratios (as a percentage
  of average daily net
  assets):
  Expenses(4)                 0.78%        1.20%      1.53%      0.83%        1.25%      1.57%      0.83%        1.26%       1.59%
  Expenses after custodian
    fee reduction(4)          0.78%        1.20%      1.53%      0.82%        1.24%      1.56%      0.82%        1.25%       1.58%
  Net investment income       6.29%        5.88%      5.54%      6.31%        5.89%      5.56%      5.92%        5.49%       5.16%
Portfolio Turnover of the
  Portfolio                     35%          35%        35%        32%          32%        32%        20%          20%         20%

                                                   (See footnotes on last page.)

                                                                    YEAR ENDED SEPTEMBER 30,
                                         ---------------------------------------------------------------------------
                                                        2000(2)                              1999
                                         ---------------------------------------------------------------------------
                                            CLASS A     CLASS B     CLASS C    CLASS A      CLASS B       CLASS C
--------------------------------------------------------------------------------------------------------------------
Net asset value - Beginning of year        $ 10.440   $    9.740   $  9.280   $ 11.650    $   10.870     $ 10.350
                                           --------   ----------   --------   --------    ----------     --------
Income (loss) from operations
Net investment income                      $  0.629   $    0.532   $  0.477   $  0.636    $    0.508     $  0.482
Net realized and unrealized gain (loss)      (0.200)      (0.188)    (0.175)    (1.209)       (1.126)      (1.073)
                                           --------   ----------   --------   --------    ----------     --------
Total income loss from operations          $  0.429   $    0.344   $  0.302   $ (0.573)   $   (0.618)    $ (0.591)
                                           --------   ----------   --------   --------    ----------     --------
Less distributions
From net investment income                 $ (0.639)  $   (0.534)  $ (0.482)  $ (0.637)   $   (0.512)    $ (0.479)
                                           --------   ----------   --------   --------    ----------     --------
Total distributions                        $ (0.639)  $   (0.534)  $ (0.482)  $ (0.637)   $   (0.512)    $ (0.479)
                                           --------   ----------   --------   --------    ----------     --------
Net asset value - End of year              $ 10.230   $    9.550   $  9.100   $ 10.440    $    9.740     $  9.280
                                           ========   ===========  =========  ========    ==========     ========
Total Return(3)                                4.39%        3.72%      3.46%     (5.14)%       (5.90)%      (5.92)%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)    $174,024   $1,483,566   $104,455   $211,206    $1,764,616     $140,182
Ratios (as a percentage of average daily
  net assets):
  Expenses(4)                                  0.66%        1.25%      1.58%      0.71%         1.53%        1.54%
  Expenses after custodian fee reduction(4)    0.65%        1.24%      1.57%      0.69%         1.51%        1.52%
  Net investment income                        6.23%        5.63%      5.31%      5.67%         4.86%        4.84%
Portfolio Turnover of the Portfolio              41%          41%        41%        60%           60%          60%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 6.28% to 6.31% for Class A, 5.86% to 5.89% for Class B and 5.53% to 5.56%
     for Class C. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.

LOGO





MORE INFORMATION
--------------------------------------------------------------------------------

     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122


The Fund's SEC File No. is 811-4409.                                         HMP

211-3/04                                         (C) 2004 Eaton Vance Management

EATON VANCE ARIZONA MUNICIPALS FUND         EATON VANCE MICHIGAN MUNICIPALS FUND
EATON VANCE COLORADO MUNICIPALS FUND        EATON VANCE MINNESOTA MUNICIPALS FUND
EATON VANCE CONNECTICUT MUNICIPALS FUND     EATON VANCE NEW JERSEY MUNICIPALS FUND
                    EATON VANCE PENNSYLVANIA MUNICIPALS FUND
                Supplement to Statement of Additional Information
                             dated December 1, 2003


EATON VANCE CALIFORNIA MUNICIPALS FUND      EATON VANCE NEW YORK MUNICIPALS FUND
EATON VANCE FLORIDA MUNICIPALS FUND         EATON VANCE OHIO MUNICIPALS FUND
EATON VANCE MASSACHUSETTS MUNICIPALS FUND   EATON VANCE RHODE ISLAND MUNICIPALS FUND
EATON VANCE MISSISSIPPI MUNICIPALS FUND     EATON VANCE WEST VIRGINIA MUNICIPALS FUND
                      EATON VANCE NATIONAL MUNICIPALS FUND
               Supplement to Statements of Additional Information
                             dated February 1, 2004

THE FOLLOWING IS ADDED TO "SALES CHARGES":

CONVERSION FEATURE. Class B shares held for eight years (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


March 1, 2004